   As filed with the Securities and Exchange Commission on February 17, 2006

                    Registration Nos. 33-51268 and 811-07134

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
      Pre-Effective Amendment No. ____                                       / /
      Post-Effective Amendment No. 25                                        /X/
                                  ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No. 26                                                       /X/
                   ----

                        (Check appropriate box or boxes)

             Separate Account II of Integrity Life Insurance Company
                           (Exact Name of Registrant)

                        Integrity Life Insurance Company
                               (Name of Depositor)

                      400 Broadway, Cincinnati, Ohio 45202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (513) 629-1854

                             Rhonda S. Malone, Esq.
                        Integrity Life Insurance Company
                                  400 Broadway
                             Cincinnati, Ohio 45202
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon after the effective date of this Registration Statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

     / / immediately upon filing pursuant to paragraph (b) of Rule 485

     / / on May 1, 2005 pursuant to paragraph (b) of Rule 485

     /X/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     / / on (date) pursuant to paragraph (a)(1) of Rule 485

     / / 75 days after filing pursuant to paragraph (a)(2) of Rule 485

     / / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Title of Securities Being Registered: Flexible Premium Variable Annuity

PROSPECTUS

                                   PINNACLE IV
                        FLEXIBLE PREMIUM VARIABLE ANNUITY
                   issued by INTEGRITY LIFE INSURANCE COMPANY


This prospectus describes a flexible premium variable annuity contract offered by Integrity Life Insurance Company (Integrity), a subsidiary of The Western and Southern Life Insurance Company, through Integrity Separate Account II. The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. You may allocate contributions to different investment options within our Separate Account II, referred to as Variable Account Options, or to our Fixed Accounts, or both. Together, the Variable Account Options and Fixed Accounts are referred to as Investment Options.

Your contributions to the Variable Account Options are invested in shares of one or more of the following Portfolios.


FIDELITY VIP FUNDS
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Contrafund Portfolio
Fidelity VIP Dynamic Capital Appreciation Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio

FRANKLIN TEMPLETON VIP TRUST
FTVIPT Franklin Growth and Income Securities Fund
FTVIPT Franklin Income Securities Fund
FTVIPT Franklin Large Cap Growth Securities Fund
FTVIPT Mutual Shares Securities Fund
FTVIPT Templeton Foreign Securities Fund
FTVIPT Templeton Growth Securities Fund

J.P. MORGAN SERIES TRUST II
J.P. Morgan Bond Portfolio
J.P. Morgan International Equity Portfolio




MFS VARIABLE INSURANCE TRUST
MFS VIT Capital Opportunities Series
MFS VIT Emerging Growth Series
MFS VIT Investors Growth Stock Series
MFS VIT Mid Cap Growth Series
MFS VIT New Discovery Series
MFS VIT Total Return Series

PUTNAM VARIABLE TRUST
Putnam VT Discovery Growth Fund
Putnam VT The George Putnam Fund of Boston
Putnam VT Growth and Income Fund
Putnam VT International Equity Fund
Putnam VT Small Cap Value Fund
Putnam VT Voyager Fund


DWS INVESTMENT FUNDS
DWS Equity 500 Index VIP Fund
DWS Small Cap Index VIP Fund


TOUCHSTONE VARIABLE SERIES TRUST
Touchstone VST Balanced Fund
Touchstone VST Baron Small Cap Fund
Touchstone VST Core Bond Fund
Touchstone VST Eagle Capital Appreciation Fund

Touchstone VST Mid Cap Growth Fund

Touchstone VST Enhanced Dividend 30 Fund
Touchstone VST Growth & Income Fund
Touchstone VST High Yield Fund
Touchstone VST Money Market Fund
Touchstone VST Third Avenue Value Fund
Touchstone VST Value Plus Fund
Touchstone VST Conservative ETF Fund
Touchstone VST Moderate ETF Fund
Touchstone VST Aggressive ETF Fund
Touchstone VST Enhanced ETF Fund

VAN KAMPEN LIFE INVESTMENT TRUST (LIT) AND UNIVERSAL
INSTITUTIONAL FUNDS (UIF)
Van Kampen LIT Comstock Portfolio
Van Kampen LIT Emerging Growth Portfolio
Van Kampen UIF Emerging Markets Debt Portfolio
Van Kampen UIF Emerging Markets Equity Portfolio
Van Kampen UIF U.S. Real Estate Portfolio




We also offer Guaranteed Rate Options (GROs) and a Systematic Transfer Option
(STO), together

                                      P4I-1
referred to as Fixed Accounts. The contribution you make to a GRO earns a fixed interest rate that we declare at the beginning of the duration you select. A Market Value Adjustment will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires. However, your value under a GRO can't be decreased by a Market Value Adjustment below an amount equal to your allocation into a GRO Account, less prior withdrawals, plus interest accrued at the Minimum Interest Rate, less administrative fees or charges, and less any charges for the Enhanced Earnings Benefit (EEB) option, if elected. Withdrawal charges, charges for the EEB option (if elected), and annual administrative charges may apply, and may invade principal. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You must transfer all contributions you make to the six-month STO into other Investment Options within six months and transfer all contributions you make to the twelve-month STO within one year of contribution. Transfers from the six-month STO must be made monthly. Transfers from the twelve-month STO may be made on a monthly or quarterly basis.

This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

For further information and assistance, contact our Administrative Office.


A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated May 1, 2005 has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Part 9 of this prospectus.


THESE SECURITIES HAVEN'T BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You can review and copy information about Pinnacle IV at the SEC's Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about Pinnacle IV on the SEC's Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED BY, ANY BANK, NOR IS IT INSURED BY THE FDIC. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.


The date of this prospectus is May 1, 2006.


                                      P4I-2

                                TABLE OF CONTENTS


                                                                            PAGE
PART 1 - SUMMARY
Your Variable Annuity Contract                                               [ ]
Your Benefits                                                                [ ]
How Your Contract is Taxed                                                   [ ]
Your Contributions                                                           [ ]
Your Investment Options                                                       []
Account Value, Adjusted Account Value and Surrender Value                    [ ]
Transfers                                                                    [ ]
Charges and Fees                                                             [ ]
Withdrawals                                                                  [ ]
Your Initial Right to Revoke (Free Look Period)                              [ ]
Risk/Return Summary: Investments and Risks                                   [ ]
Table of Annual Fees and Expenses                                            [ ]
Example                                                                      [ ]

PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT
Integrity Life Insurance Company                                             [ ]
The Separate Account and the Variable Account Options                        [ ]
Assets of Our Separate Account                                               [ ]
Distribution of Contracts                                                    [ ]
Changes In How We Operate                                                    [ ]

PART 3 - YOUR INVESTMENT OPTIONS
The Portfolios                                                               [ ]
Fixed Accounts                                                               [ ]

PART 4 - DEDUCTIONS AND CHARGES
Separate Account Charges                                                     [ ]
Annual Administrative Charge                                                 [ ]
Portfolio Charges                                                            [ ]
Reduction or Elimination of Separate Account or Administrative Charges       [ ]
State Premium Tax Deduction                                                  [ ]
Contingent Withdrawal Charge                                                 [ ]
Reduction or Elimination of the Contingent Withdrawal Charge                 [ ]
Optional Contract Charge                                                     [ ]
Transfer Charge                                                              [ ]
Hardship Waiver                                                              [ ]
Tax Reserve                                                                  [ ]

PART 5 - TERMS OF YOUR VARIABLE ANNUITY
Contributions Under Your Contract                                            [ ]
Your Account Value                                                           [ ]
Units in Our Separate Account                                                [ ]
How We Determine Unit Value                                                  [ ]
Transfers                                                                    [ ]
Excessive Trading                                                            [ ]
Specific Notice Regarding the use of this Annuity for Market Timing          [ ]
Withdrawals                                                                  [ ]
Assignments                                                                  [ ]
Death Benefit                                                                [ ]
Annuity Benefits                                                             [ ]
Annuities                                                                    [ ]
Annuity Payments                                                             [ ]


                                      P4I-3

Timing of Payment                                                           [  ]
Death Claims                                                                [  ]
How You Make Requests and Give Instructions                                 [  ]

PART 6 - OPTIONAL CONTRACT FEATURE
Enhanced Earnings Benefit                                                   [  ]

PART 7 - VOTING RIGHTS
Voting Rights                                                               [  ]
How We Determine Your Voting Shares                                         [  ]
How Portfolio Shares Are Voted                                              [  ]
Separate Account Voting Rights                                              [  ]

PART 8 - TAX ASPECTS OF THE CONTRACT
Introduction                                                                [  ]
Your Contract is an Annuity                                                 [  ]
Taxation of Annuities Generally                                             [  ]
Distribution-at-Death Rules                                                 [  ]
Spousal Continuation                                                        [  ]
Diversification Standards                                                   [  ]
Tax-Favored Retirement Programs                                             [  ]
Inherited IRAs                                                              [  ]
Annuities in Qualified Plans                                                [  ]
Federal and State Income Tax Withholding                                    [  ]
Impact of Taxes on the Company                                              [  ]
Transfers Among Investment Options                                          [  ]

PART 9 - ADDITIONAL INFORMATION
Systematic Withdrawal Program                                               [  ]
Income Plus Withdrawal Program                                              [  ]
Choices Plus Minimum Required Distribution Program                          [  ]
Asset Allocation Models                                                     [  ]
Dollar Cost Averaging                                                       [  ]
Systematic Transfer Program                                                 [  ]
Customized Asset Rebalancing                                                [  ]
Systematic Contributions                                                    [  ]
Legal Proceedings                                                           [  ]
Table of Contents of Statement of Additional Information                    [  ]

PART 10 - PRIOR CONTRACTS

Prior Contracts                                                             [  ]

APPENDIX A  - FINANCIAL INFORMATION FOR SEPARATE ACCOUNT II (UNIT VALUES)   [  ]
APPENDIX B - ILLUSTRATION OF A MARKET VALUE ADJUSTMENT                      [  ]
APPENDIX C - ENHANCED EARNINGS BENEFIT CALCULATION EXAMPLE                  [  ]


                                      P4I-4

                                    GLOSSARY

1933 ACT - the Securities Act of 1933, which is the federal securities law that governs registration of securities with the Securities and Exchange Commission.

1940 ACT - the Investment Company Act of 1940, which is the federal securities law that governs most aspects of the operations of separate accounts like the one established by Integrity Life Insurance Company to support the sale and administration of this variable annuity.

ACCOUNT VALUE - the value of your contract, which consists of the values of your Investment Options added together.

ADDITIONAL INTEREST - interest on your contributions in excess of the Guaranteed Interest Rate that we may declare and credit based on contributions, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis.

ADJUSTED ACCOUNT VALUE - your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.


ADMINISTRATIVE OFFICE - References in this prospectus to our administrative office refer to: Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720. Our express mail address is Integrity Life Insurance Company, 400 Broadway, Cincinnati, Ohio 452023341. You may also call us at
1-800-325-8583.


ANNUITANT - the person upon whose life an Annuity Benefit and Death Benefit are based. The Annuitant must be a natural person, and cannot be changed after the Contract Date.

ANNUITY BENEFIT - amount paid on the Retirement Date.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CODE - the Internal Revenue Code of 1986, as amended.

CONTRACT ANNIVERSARY - occurs once annually on the same day as the Contract Date. The Contract Anniversary is the first day of each Contract Year.

CONTRACT DATE - the date we issue you the contract. It is shown on the schedule page of your contract.

CONTRACT YEAR - each consecutive twelve-month period beginning on the Contract Date and ending on the day before the Contract Anniversary.

DEATH BENEFIT - benefit paid to a named beneficiary on the death of the Annuitant.

ENHANCED RATE - a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.

EXCHANGE TRADED FUND - a mutual fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price.

FIXED ACCOUNTS - Guaranteed Rate Options and the Systematic Transfer Option.

FREE WITHDRAWAL - the amount you may withdraw in any Contract Year without paying contingent withdrawal charges. The Free Withdrawal amount is the greater of 15% of your Account Value at the time you make your first withdrawal request during a Contract Year or 15% of your Account Value at your most recent Contract Anniversary. During your first Contract Year, the Free Withdrawal amount is 15% of your initial contribution received on the Contract Date.

                                     P4I-5

FUND OF FUNDS- A Portfolio that invests in other mutual funds.


GAIN - Account Value less Net Premiums.

GENERAL ACCOUNT - the account that contains all of our assets other than those held in Separate Accounts.

GUARANTEE PERIOD -- the duration of your GRO Account.

GUARANTEED INTEREST RATE - a fixed annual effective interest rate that we declare for the duration of the Fixed Account option you select. Subsequent allocations to any Fixed Account may receive a different interest rate than prior allocations.


GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) - a benefit that provides a guaranteed minimum future value of amounts allocated to specific Investment Option for a specific accumulation period (currently ten years).



GMAB Option - the Investment Option used for contributions made to your GMAB.


GUARANTEED RATE OPTION (GRO) - a Fixed Account which offers durations of two, three, five, seven and ten years and locks in a fixed annual effective interest rate.

GRO VALUE - the value of a GRO Account. The GRO Value at the expiration of a GRO Account, assuming you haven't withdrawn or transferred any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate, less any administrative charges and less any charges for the EEB option, if elected.

INVESTMENT OPTIONS - Variable Account Options and Fixed Accounts, collectively.


MARKET VALUE ADJUSTMENT (MVA) - an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals, surrenders, transfers and certain other transactions made before the GRO Account expires.


MINIMUM INTEREST RATE - the lowest interest rate we can declare for a Fixed Account at any time while the contract is in effect. Your Minimum Interest Rate is stated in your contract.

MINIMUM VALUE - an amount equal to your net allocation to a GRO Account, less withdrawals (including any associated charges and adjustments), less transfers out of a GRO Account, plus interest accumulated at the Minimum Interest Rate, less any administrative charges and less any charges for the EEB option, if elected.

NET PREMIUMS-contributions less an adjustment for any withdrawals.

PORTFOLIO - an investment portfolio of a mutual fund in which the Separate Account invests its assets.

RETIREMENT DATE - The Retirement Date is the date you choose for your Annuity Benefit to be paid. Subject to federal and state law, the latest Retirement Date you can choose is the last Annuitant's 100th birthday. We refer to this as the "Maximum Retirement Date".

SEPARATE ACCOUNT - Separate Account consists of assets that are segregated by Integrity and invested in Variable Account Options.

SURRENDER VALUE - your Adjusted Account Value reduced by any withdrawal charges and/or any pro rata annual administrative charges that may apply.


SYSTEMATIC TRANSFER OPTION (STO)- a Fixed Account that allows you to make contributions to a six-month or twelve-month STO which must be transferred from the STO into other Investment Options within the six or twelve month period you chose. The STO provides a guaranteed fixed interest rate that is effective for the STO period selected. More information about this program is located in Part 9 of this prospectus.


                                     P4I-6

UNIT - a measure of your ownership interest in a Variable Account Option.

UNIT VALUE - the value of each Unit calculated on any Business Day.


VARIABLE ACCOUNT OPTIONS - the various Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in one Portfolio.


DISCLAIMER

iShares is a registered mark of Barclays Global Investors, N.A. (BGI). All other trademarks, service marks or registered trademarks are the property of their respective owners. BGI's only relationship to Integrity is the licensing of certain trademarks and trade names of BGI. Integrity's variable annuity products are not sponsored, endorsed, sold or promoted by BGI. BGI makes no representations or warranties to the owners of Integrity's variable annuity products or any member of the public regarding the advisability of investing in them. BGI has no obligation or liability in connection with the operation, marketing or trading of Integrity's variable annuity products.

                                     P4I-7

PART I

PART I - SUMMARY

YOUR VARIABLE ANNUITY CONTRACT

In this prospectus, "we," "our," "us," and "the Company" mean Integrity Life Insurance Company (Integrity). The terms "you" and "your" mean the owner. The owner has all the rights under the contract. If there are joint owners, they share contract rights and they must both sign for any changes or transactions. The first death of one of the joint owners will determine the timing of distributions. Under this contract, the Annuitant is the person upon whose life the Annuity Benefit and Death Benefit are based.

You can invest for retirement by buying a Pinnacle IV Variable Annuity, if you complete an Application/Customer Profile form and make a minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution and below the maximum allowed contribution discussed below.

YOUR BENEFITS

Your contract has an Account Value, an Annuity Benefit and a Death Benefit. These benefits are described in more detail below.


Your benefits under the contract may be controlled by the usual tax rules for annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 8 "Tax Aspects of the Contract" for more information, and consult a tax advisor. The contract can also provide your benefits under certain tax-favored retirement programs, which may be subject to special eligibility and contribution rules. While the contract provides certain benefits when used with a tax-favored retirement program, it provides no additional benefit with regard to tax deferral, as these programs are already tax-deferred.


HOW YOUR CONTRACT IS TAXED

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. Generally, distributions are comprised of taxable income distributed first, followed by tax-free return of basis. If you annuitize your contract, each distribution will be based on an exclusion ratio of taxable earnings to tax-free return of basis. Therefore, part of each Annuity Benefit payment will be the tax-free return of your investment in the contract. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. In certain cases, you can make a withdrawal without paying the 10% federal tax penalty. For more information about withdrawals that are exempt from the federal tax penalty, see Part 8, "Tax Aspects of the Contract - Taxation of Annuities Generally."

YOUR CONTRIBUTIONS


The minimum initial contribution is $1,000 (some states may require a higher initial contribution). Additional contributions can be as little as $100. See "Contributions Under Your Contract" in Part 5. If you select a GMAB, a different minimum contribution will apply. See "Guaranteed Minimum Accumulation Benefit" in Part 6.


YOUR INVESTMENT OPTIONS

You may have your contributions placed in a combination of the variable and fixed Investment Options. To select Investment Options most suitable for you, see Part 3, "Your Investment Options."


The Variable Account Options invest in shares of mutual funds, each of which is referred to as a Portfolio. Each Variable Account Option and its corresponding Portfolio share the same investment goal. For example, if your investment goal is to save money for retirement, you might choose a GROWTH oriented

                                      P4I-8

Variable Account Option, which invests in a GROWTH Portfolio. The value of your Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

ACCOUNT VALUE, ADJUSTED ACCOUNT VALUE, SURRENDER VALUE AND MINIMUM ACCOUNT VALUE

Your Account Value consists of the values of your Investment Options added together. Your Adjusted Account Value is your Account Value, as increased or decreased by any Market Value Adjustments. Your Adjusted Account Value in the GROs can never be decreased below the Minimum Value. You'll find a discussion of Market Value Adjustment in the Guaranteed Rate Options paragraph of Part 3, "Your Investment Options." Your Surrender Value is equal to your Adjusted Account Value, minus any contingent withdrawal charge and minus the pro rata portion of the annual administrative charges. See "Charges and Fees" below. If the Account Value goes below $1,000 and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and you will be given at least 60 days in which to make additional contributions.


TRANSFERS


You may transfer all or any part of your Account Value among the Investment Options, although some restrictions apply. You can find these in Part 5 under "Transfers." Any transfer must be at least $250. Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) the six or twelve month Systematic Transfer Option. All of these programs are discussed in
Part 9. If you make more than twelve transfers among your Investment Options in one Contract Year, your account will be charged up to $20 for each transfer. All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail.


CHARGES AND FEES

If your Account Value is less than $50,000 as of the last day of any Contract Year before your Retirement Date, an annual administrative expense charge of $30 is deducted from your Account Value.

A daily charge at an annual effective rate of 1.45% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks and certain administrative expenses. The charges will never be greater than this unless you select an optional contract feature. For more information, see Part 4, "Deductions and Charges" and Part 6, "Optional Contract Feature".


Investment management fees and other expenses are deducted from amounts the Separate Account invested in the Portfolios. Management fees can't be increased without the consent of shareholders. See "Table of Annual Fees and Expenses" below and "Your Investment Options" in Part 3.


WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. You may withdraw up to 15% of your Account Value each Contract Year without paying withdrawal charges. After the first 15% within a Contract Year, there may be a charge for withdrawals you make, based upon the length of time your contribution has been in your contract. See Part 4, "Contingent Withdrawal Charge" and Part 5, "Withdrawals."

YOUR INITIAL RIGHT TO REVOKE (FREE LOOK PERIOD)

You may cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your contract value (contributions net of any investment performance and applicable daily charges), which may be more or less than your initial contribution depending upon the investment experience of the Investment Options you selected. You bear the investment risk during the ten-day

                                      P4I-9
period, as well as any fees and charges incurred during the period your contract is in force. If the law requires, upon cancellation we'll return all of your contributions without any adjustments. We'll return the amount of any contribution to the Guaranteed Rate Option upon cancellation. Please see Part 4, "Deductions and Charges" for more information.

RISK/RETURN SUMMARY: INVESTMENTS AND RISKS

VARIABLE ANNUITY INVESTMENT GOALS


The investment goals of the Pinnacle IV Flexible Premium Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and quality portfolio management.


RISKS

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. Most of the Portfolios invest in common stocks. You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines. There's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Variable Account Option, see the prospectus of that Portfolio.

TABLE OF ANNUAL FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer Account Value among Investment Options. State premium tax may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

     Sales Load on Purchases                                                     $            0
     Deferred Sales Load (as a percentage of contributions)(1)                       8% Maximum
     Transfer Charge (assessed after 12 transfers in one Contract Year)(2)       $           20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

ANNUAL ADMINISTRATIVE CHARGE

     Annual Administrative Charge(3)                                             $           30

Separate Account Annual Expenses
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)

----------
(1) Surrender charges decrease based on the age of your contribution. See "Deductions and Charges - Contingent Withdrawal Charge" in Part 4 for more detail.

(2) After the first twelve transfers during a Contract Year, we will charge a transfer fee of $20 for each transfer. This charge does not apply to transfers made for Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfers. See "Deductions and Charges - Transfer Charge" in Part 4 for more detail.

(3) This charge will be waived if the Account Value is at least $50,000 on the last day of any Contract Year.

                                     P4I-10

Mortality and Expense Risk Charge                                                      1.30%
Administrative Expenses                                                                 .15%
                                                                                       ----
Base Contract Total Separate Account Annual Expenses                                   1.45%
                                                                                       ====

Optional Enhanced Earnings Benefit Charge, Annuitant Age on Contract Date 70-79         .50%
                                                                                       ----
OPTIONAL Guaranteed Minimum Accumulation Benefit                                        .75%*
Highest Possible Total Separate Account Annual Expenses if both Options Elected        2.70%
                                                                                       ====


     OPTIONAL CONTRACT EXPENSES


     Guaranteed Minimum Accumulation Benefit (GMAB) (Charges assessed daily on the amount allocated to your GMAB Portfolio)

     *Current charge for the GMAB is .60%; the maximum charge under the contract is .75%.

     Enhanced Earnings Benefit (EEB) (Charges are assessed quarterly to the Account Value in both the Separate and Fixed Accounts)


     ANNUITANT AGE ON CONTRACT DATE                                               ANNUAL COST
     ------------------------------                                               -----------
     0-59                                                                               .20%
     Total  Account Value Charges with EEB                                             1.65%
                                                                                       ====

     60-69                                                                              .40%
     Total  Account Value Charges with EEB                                             1.85%
                                                                                       ====

     70-79                                                                              .50%
     Total  Account Value Charges with EEB                                             1.95%
                                                                                       ====

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios' assets, including management fees, distribution or 12b-1 fees and other expenses are:

Minimum: 0.54%                      Maximum: 2.06%

Gross Portfolio Annual Expenses Prior to any Waivers and Reimbursements


(AS A PERCENTAGE OF AVERAGE NET ASSETS IN EACH PORTFOLIO)



                                                                       MANAGEMENT        12b-1        OTHER       TOTAL ANNUAL
PORTFOLIO                                                                 FEES            FEE        EXPENSES       EXPENSES
---------                                                              ----------        -----       --------     ------------
Fidelity VIP Asset Manager: Serv. Class 2(1)

Fidelity VIP Balanced: Serv. Class 2

Fidelity VIP Contrafund: Serv. Class 2(1)

Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2(1)

Fidelity VIP Equity-Income: Serv. Class 2(1)

Fidelity VIP Growth: Serv. Class 2(1)

Fidelity VIP Growth & Income: Serv. Class 2

Fidelity VIP Growth Opportunities: Serv. Class 2(1)

Fidelity VIP High Income: Serv. Class 2

Fidelity VIP Investment Grade Bond: Serv. Class 2


                                     P4I-11

                                                                       MANAGEMENT        12b-1        OTHER       TOTAL ANNUAL
PORTFOLIO                                                                 FEES            FEE        EXPENSES       EXPENSES
---------                                                              ----------        -----       --------     ------------
Fidelity VIP Mid Cap: Serv. Class 2(1)

Fidelity VIP Overseas: Serv. Class 2(1)

Franklin Growth and Income Securities Fund: Class 2

Franklin Income Securities Fund: Class 2

Franklin Large Cap Growth Securities Fund: Class 2

Mutual Shares Securities: Class 2

Templeton Foreign Securities: Class 2(2)

Templeton Growth Securities: Class 2

J.P. Morgan Series Trust II Bond(3),(4)

J.P. Morgan Series Trust II International Equity(4)

MFS VIT Capital Opportunities: Service Class(6)

MFS VIT Emerging Growth: Service Class(7)

MFS VIT Investors Growth Stock: Service Class

MFS VIT Mid Cap Growth: Service Class

MFS VIT New Discovery: Service Class(7)

MFS VIT Total Return: Service Class(7)

Putnam VT Discovery Growth: Class IB(8)

Putnam VT The George Putnam Fund of Boston: Class IB

Putnam VT Growth and Income Fund: Class IB

Putnam VT International Equity Fund: Class IB

Putnam VT Small Cap Value Fund: Class IB

Putnam VT Voyager Fund: Class IB

DWS Equity 500 Index VIP: Class B

Scudder VITDWS Small Cap Index VIP: Class B(9)

Touchstone Aggressive EFT GMAB Fund: Service Class

Touchstone Aggressive ETF Fund(10)

Touchstone Balanced Fund(11)

Touchstone Baron Small Cap Fund(11)

Touchstone Conservative EFT GMAB Fund: Service Class

Touchstone Conservative ETF Fund(10)

Touchstone Core Bond Fund(11)

Touchstone Eagle Capital Appreciation Fund(11)

Touchstone Mid Cap Growth Fund(11), (12)

Touchstone Enhanced Dividend 30 Fund(11)

Touchstone Enhanced ETF Fund(10)

Touchstone Growth & Income Fund(11)

Touchstone High Yield Fund(11)

Touchstone Moderate EFT GMAB Fund: Service Class

Touchstone Moderate ETF Fund(10)

Touchstone Money Market Fund, Service Class(11)

Touchstone Third Avenue Value Fund(11)

Touchstone Value Plus Fund(11)

Van Kampen LIT Comstock: Class II

Van Kampen LIT Emerging Growth: Class II

Van Kampen UIF Emerging Markets Equity: Class 2(12),(13)

Van Kampen UIF Emerging Markets Debt: Class 1(13)

Van Kampen UIF U.S. Real Estate: Class 1(13)


                                     P4I-12

[The Footnotes that follow will updated with the updated with the fee disclosures in the supplemental filing in April pursuant to Rule 485(b)]
(1) A portion of the brokerage commissions that each Fidelity VIP Fund pays may be reimbursed and used to reduce that fund's expenses, and through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. In addition, as to the Dynamic Capital Appreciation Portfolio, the manager has voluntarily agreed to reimburse the Portfolio to the extent that total operating expenses exceed 1.10%. These arrangements may be discontinued at any time. As a result of these reimbursements and arrangements, the net expenses reported for these Portfolios are as follows:



                                                                         NET TOTAL EXPENSES AFTER
   FIDELITY PORTFOLIO                                                  ARRANGEMENTS DESCRIBED ABOVE
   ------------------------------------------------------------------------------------------------
   Fidelity VIP Asset Manager: Serv. Class 2

   Fidelity VIP Contrafund: Serv. Class 2

   Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2

   Fidelity VIP Equity-Income: Serv. Class 2

   Fidelity VIP Growth: Serv. Class 2

   Fidelity VIP Growth Opportunities: Serv. Class 2

   Fidelity VIP Mid Cap: Serv. Class 2

   Fidelity VIP Overseas: Serv. Class 2


(2) The manager has contractually agreed to reduce its fee to reflect reduced services resulting from the Portfolio's investment in a proprietary money fund. The reduction is required by the Portfolio's Board of Directors and an SEC order. After the reduction of 0.05%, the net total expenses reported for the Portfolio are 1.07%.

(3) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(4) Reflects a written agreement pursuant to which the Portfolios' Administrator agrees to reimburse the Portfolios to the extent that total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.75% (Bond Portfolio, which has a gross total annual operating expense of 0.75% as of December 31, 2004) or 1.20% (International Equity Portfolio) of their daily net assets through April 30, 2006. In addition, the Portfolios' service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.




(6) The manager has contractually agreed until at least April 30, 2006 to bear the Portfolio's expenses such that "Other Expenses" do not exceed 0.15% annually.

(7) The net total expense ratios of these Portfolios are as follows: 1.11% for Emerging Growth Series, 1.25% for New Discovery Series, and 1.07% for Total Return Series due to an expense offset arrangement that reduces the Portfolios' custodian fee based on the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent.

(8) The advisor has contractually agreed until at least December 31, 2005 to waive its fees and/or reimburse expenses in order to limit net expenses to 1.19% for the Discovery Growth Portfolio.

(9) The advisor has contractually agreed until April 30, 2006 to waive its fees and/or reimburse expenses in order to limit net expenses to 0.90% for the EAFE Equity Index Portfolio and 0.70% for the Small Cap Index Portfolio.

(10) By investing in the Touchstone ETF Funds, you will indirectly bear fees and expenses charged by underlying Exchange Traded Funds in which the Portfolio invests, in addition to the Portfolio's direct fees and expenses. Those additional expenses will be approximately 0.19% for the Conservative and Moderate Funds, 0.20% for the Aggressive Fund and 0.27% for the Enhanced Fund and are shown as part of the net expenses of each Portfolio in the chart below. Because these Portfolios began operations in July, 2004, their "Other Expenses" are estimated.

(11) The advisor has contractually agreed until at least December 31, 2005 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses as follows:

                                     P4I-13

                                                                                                    NET TOTAL
                                                                                                    EXPENSES
                                                  ETF FUND EXPENSES                                   AFTER
                                                   DERIVED FROM THE             ETF FUND           ARRANGEMENTS
TOUCHSTONE VARIABLE SERIES TRUST                 UNDERLYING EXCHANGE       PORTFOLIO LEVEL NET      DESCRIBED
FUNDS                                                TRADED FUNDS            TOTAL EXPENSES           ABOVE
-----------------------------------------------------------------------------------------------------------------
Balanced Portfolio

Baron Small Cap Portfolio

Core Bond Portfolio

Eagle Capital Appreciation Portfolio

Mid Cap Growth Portfolio

Enhanced Dividend 30 Portfolio

Growth & Income Portfolio

High Yield Portfolio

Money Market Portfolio

Third Avenue Value Portfolio

Value Plus Portfolio

Conservative ETF Portfolio

Moderate ETF Portfolio

Aggressive ETF Portfolio

Enhanced ETF Portfolio



(12) Prior to May 1, 2006, this Portfolio was called the Touchstone Emerging Growth Fund



(13) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the advisor. The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating Expense Limitation" in the below table. The advisor may terminate these voluntary waivers at any time at its sole discretion. Additionally the distributor has agreed to waive a portion of the 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the net expenses are as follows:



                                                         OPERATING
                                                           EXPENSE     MANAGEMENT      12b-1     NET TOTAL
PORTFOLIO                                                LIMITATION      FEES           FEE      EXPENSES
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity: Class II



NOTE: We have entered into agreements with the investment advisors or distributors of each of the Portfolios. Under the terms of these agreements, we provide administrative, marketing and distribution-related services and the Portfolios or their investment advisors pay fees to us that are usually based on an annual percentage of the average daily net assets of the Portfolios. These agreements may be different for each Portfolio or each group of Portfolios managed by the same investment advisor, and may include fees paid by investment advisors or under a distribution and/or servicing plan adopted by a Portfolio pursuant to Rule 12b-1 under the 1940 Act.

EXAMPLE

The examples that follow are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, Separate Account annual expenses and maximum Portfolio fees and expenses.

Each example assumes that you invest $10,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


If you surrender your contract at the end of the applicable period:

                                     P4I-14

1 YEAR             3 YEARS                      5 YEARS            10 YEARS
---------------------------------------------------------------------------


If you annuitize at the end of the applicable period:


1 YEAR             3 YEARS                      5 YEARS            10 YEARS
---------------------------------------------------------------------------


If you do not surrender the contract:


1 YEAR             3 YEARS                      5 YEARS            10 YEARS
---------------------------------------------------------------------------


PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT

INTEGRITY LIFE INSURANCE COMPANY


Integrity is a stock life insurance company organized under the laws of Ohio. Our principal executive office is located in Cincinnati, Ohio. We are authorized to sell life insurance and annuities in 46 states and the District of Columbia. We sell flexible premium variable annuities, which may offer features and investment options other than those offered in this contract, fixed single premium annuities and fixed flexible premium annuities offering fixed guaranteed interest rates. Integrity is a subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.


THE SEPARATE ACCOUNT AND THE VARIABLE ACCOUNT OPTIONS

The Separate Account was established in 1992, and is maintained under the insurance laws of the State of Ohio. It is a unit investment trust, which is a type of investment company registered with the Securities and Exchange Commission (the SEC). SEC registration doesn't mean that the SEC is involved in any way in supervising the management or investment policies of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio. We may establish additional Variable Account Options from time to time. The Variable Account Options currently available to you are listed in Part 3, "Your Investment Options."

ASSETS OF OUR SEPARATE ACCOUNT

Under Ohio law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Owners under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts. We can't use the Separate Account's assets supporting the variable portion of these contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operation of another Variable Account Option.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our General Account.

DISTRIBUTION OF CONTRACTS


Touchstone Securities, Inc. (Touchstone) serves as the principal underwriter for the securities issued by the Separate Account. Touchstone Securities, Inc. is an indirect subsidiary of The Western and Southern Life Insurance Company, which is our parent company. Touchstone's principal business address is 303

                                     P4I-15

Broadway Street, Cincinnati, Ohio, 45202. The contracts will be sold by individuals who represent us as insurance agents and who are registered representatives of third-party broker-dealers that have entered into distribution agreements with us. A third-party broker-dealer or financial institution may receive additional compensation from us for, among other things, training, marketing or other services provided. In addition to commissions, we may, from time to time, pay additional promotional incentives, in the form of cash or other compensation. Promotional incentives may change at any time. We may also pay a third-party broker-dealer additional fees to ensure that firm's registered representatives have access, or preferred access, to our products. Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. You will find more information about the compensation we pay in the Statement of Additional Information.


CHANGES IN HOW WE OPERATE

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

- add Investment Options to, or remove Investment Options from, our Separate Account, combine two or more Variable Account Options within our Separate Account, or withdraw assets relating to your contract from one Variable Account Option and put them into another;

-   register or end the registration of the Separate Account under the 1940 Act;
- operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of Integrity under the 1940 Act);
- restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;
- cause one or more Variable Account Options to invest in a mutual fund other than or in addition to the Portfolios; or
- operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.


PART 3 - YOUR INVESTMENT OPTIONS


THE VARIABLE ACCOUNT OPTIONS



Each Variable Account Option invests in the corresponding portfolio with the same name. The investment objective and advisor are described below.
Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Each of the Portfolios' investment advisors compensates us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment advisors' assets. We do not provide preferential treatment or access to distribution for investment advisors or the Portfolios they manage based on the differing levels of compensation paid to us. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-325-8583.


FIDELITY VIP FUNDS


The Portfolios' Investment Advisor, Fidelity Management & Research Company
(FMR), is a registered investment advisor under the Investment Advisors Act of 1940. It serves as the investment advisor to each Portfolio.


INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Fidelity's VIP Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FIDELITY'S VIP FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO

                                     P4I-16

VIP Asset Manager(SM) Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

FIDELITY VIP BALANCED PORTFOLIO

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities, and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. FMR invests at least 25% of the Portfolio's total assets in fixed-income senior securities, including debt securities and senior stocks. With respect to stock and other equity securities, FMR emphasizes above-average income-producing equity securities, leading to investment in stocks that have more "value" characteristics than "growth" characteristics.

FIDELITY VIP CONTRAFUND(R) PORTFOLIO

VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

FIDELITY VIP DYNAMIC CAPITAL APPRECIATION

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

FIDELITY VIP EQUITY-INCOME PORTFOLIO

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, FMR will also consider the potential for capital appreciation. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500. FMR normally invests at least 80% of the Portfolio's total assets in income-producing equity securities.

FIDELITY VIP GROWTH PORTFOLIO

VIP Growth Portfolio seeks capital appreciation. FMR invests the Portfolio's assets in common stocks of domestic and foreign companies FMR believes have above-average growth potential. The stocks of these companies are often called "growth" stocks.

FIDELITY VIP GROWTH & INCOME PORTFOLIO

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO

                                     P4I-17

VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

FIDELITY VIP HIGH INCOME PORTFOLIO

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital. It normally invests in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities, sometimes referred to as "junk bonds" because they are issued by companies in troubled or uncertain financial condition.

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types and repurchase agreements for those securities. FMR allocates assets across different market sectors and maturities, and analyzes a security's structural features and current pricing, trading opportunities, and the credit quality of the issuer.

FIDELITY VIP MID CAP PORTFOLIO

VIP Mid Cap Portfolio seeks long-term growth of capital. FMR normally invests the VIP Mid Cap Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR normally invests at least 80% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those with market capitalization similar to companies in the S&P Mid Cap 400.

FIDELITY VIP OVERSEAS PORTFOLIO

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. It normally invests at least 80% of its assets in non-U.S. common stocks. FMR allocates investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TRUST")


Each Fund is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisors for the funds in which the Portfolios invest.


INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Franklin Templeton Variable Insurance Products Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FRANKLIN TEMPLETON VIPT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FTVIPT FRANKLIN GROWTH AND INCOME SECURITIES PORTFOLIO

The FTVIPT Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal. The Portfolio normally invests primarily to predominantly in a broadly diversified portfolio of equity securities that the Portfolio's manager considers to be financially strong but undervalued by the market.

FTVIPT FRANKLIN INCOME SECURITIES PORTFOLIO

                                     P4I-18

The FTVIPT Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally may invest in both debt and equity securities, including corporate, foreign and U.S. Treasury bonds and stocks.

FTVIPT FRANKLIN LARGE CAP GROWTH SECURITIES PORTFOLIO

The FTVIPT Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies, primarily to predominantly equity securities. For this Portfolio, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FTVIPT MUTUAL SHARES SECURITIES PORTFOLIO

The FTVIPT Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal. The Portfolio normally invests mainly in U.S. equity securities, and substantially in undervalued stocks, risk arbitrage securities and distressed companies.

FTVIPT TEMPLETON FOREIGN SECURITIES PORTFOLIO

The FTVIPT Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

FTVIPT TEMPLETON GROWTH SECURITIES PORTFOLIO

The FTVIPT Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

JP MORGAN SERIES TRUST II


Each Portfolio of the JP Morgan Series Trust II is a diversified mutual fund registered with the SEC. JP Morgan Investment Management Inc. is the investment advisor to the JP Morgan Series Trust II.


INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the JP Morgan Series Trust II. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR JP MORGAN SERIES TRUST II CAREFULLY BEFORE INVESTING.

JP MORGAN BOND PORTFOLIO


JP Morgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Portfolio will invest at least 80% of the value of its assets in debt investments, including U.S. government and agency securities, corporate bonds, private placements, asset backed and mortgage backed securities that the advisor believes have the potential to provide a high total return over time.


JP MORGAN INTERNATIONAL EQUITY PORTFOLIO

JP Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio is designed for investors who have long-term investment goals and who want to diversify their investments by adding international equities, taking advantage of investment opportunities outside the U.S. The Portfolio seeks to meet its investment goal primarily through stock valuation and selection.


MFS VARIABLE INSURANCE TRUST FUNDS

                                     P4I-19

Each Portfolio of the MFS Variable Insurance Trust is a mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment advisor to the MFS Funds.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. YOU SHOULD READ THE MFS VARIABLE INSURANCE TRUST FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.


MFS VIT CAPITAL OPPORTUNITIES PORTFOLIO

MFS VIT Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS VIT EMERGING GROWTH PORTFOLIO

MFS VIT Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS VIT INVESTORS GROWTH STOCK PORTFOLIO

MFS VIT Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

MFS VIT MID CAP GROWTH PORTFOLIO

MFS VIT Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 80% of its total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 80% investment policy.

MFS VIT NEW DISCOVERY PORTFOLIO

MFS VIT New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. Small cap

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companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000 Stock Index at the time of investment.

MFS VIT TOTAL RETURN PORTFOLIO

MFS VIT Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

PUTNAM VARIABLE TRUST FUNDS


Each Fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC ("Putnam Management") serves as the investment advisor of each Portfolio.


INVESTMENT OBJECTIVES OF THE FUNDS. Below is a summary of the investment objectives of Putnam's VT Funds. YOU SHOULD READ PUTNAM'S VT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

PUTNAM VT DISCOVERY GROWTH FUND

The Fund seeks long-term growth of capital. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON


The Fund seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds, which produce both capital growth and current income. The Fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Under normal market conditions, the fund invests at least 25% of the Fund's total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.


PUTNAM VT GROWTH AND INCOME FUND

The Fund seeks capital growth and current income. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both.

PUTNAM VT INTERNATIONAL EQUITY FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the Fund invests at least 80% of the Fund's net assets in equity investments.

PUTNAM VT SMALL CAP VALUE FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the Fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

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PUTNAM VT VOYAGER FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.


DWS INVESTMENTS VIP FUNDS

The investment advisor for the DWS Investments VIP Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM's presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Following is a summary of the investment objectives of the DWS Investments VIP Funds. We can't guarantee that these objectives will be met. YOU SHOULD READ THE DWS INVESTMENTS VIP FUNDS' PROSPECTUSES CAREFULLY BEFORE INVESTING.

DWS EQUITY 500 INDEX VIP FUND

The Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

DWS SMALL CAP INDEX VIP FUND

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole. The Index includes the reinvestment of all distributions and is not available for direct investment.


TOUCHSTONE VARIABLE SERIES TRUST


Each Portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment advisor of each Fund. OpCap Advisors LLC is the sub-advisor for the VST Balanced Fund. BAMCO, Inc., a subsidiary of Baron Capital Group, Inc. is the sub-advisor for the VST Baron Small Cap Fund. Ft. Washington Investment Advisors, Inc. is the sub-advisor for the VST Core Bond, VST High Yield, VST Money Market and VST Value Plus Funds. Westfield Capital Management Company, LLC and TCW Investment Management Company, LLC are the sub-advisors for the VST Emerging Growth Fund. Todd Investment Advisors, Inc. is the sub-advisor for the VST Enhanced Dividend 30 Fund, as well as the VST Aggressive ETF, VST ConservativeETF, VST Enhanced ETF and VST Moderate ETF Funds. Deutsche Investment Management Americas Inc. is the sub-advisor for the VST Growth & Income Fund. Eagle Asset Management, Inc. is the sub-advisor for the VST Eagle Capital Appreciation Fund. Third Avenue Management LLC is the sub-advisor for the VST Third Avenue Value Fund. Touchstone Advisors, Inc., Ft. Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. are affiliated with Integrity Life Insurance Company.


INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Touchstone Variable Series Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ TOUCHSTONE VARIABLE SERIES TRUST FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

TOUCHSTONE VST BALANCED FUND

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Touchstone VST Balanced Fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of assets) and debt securities (generally about 40%, but at least 25%). The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the Fund, the portfolio manager will seeks companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

TOUCHSTONE VST BARON SMALL CAP FUND

Touchstone VST Baron Small Cap Fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential. In making investment decisions for the Fund, the portfolio manager seeks securities believed to have (1) favorable price to value characteristics based on the portfolio manager's assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 50% over two subsequent years.

TOUCHSTONE VST CORE BOND FUND

Touchstone VST Core Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily in high-quality investment grade debt securities (at least 65% of assets). The Fund invests in mortgage-related securities (up to 60%), asset-backed securities, U.S. government securities and corporate debt securities. In making investment decisions for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

TOUCHSTONE VST EAGLE CAPITAL APPRECIATION FUND


The Touchstone VST Eagle Capital Appreciation Fund seeks long term capital appreciation. In selecting equity securities for the Fund, the portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index. It immediately eliminates deeply cyclical stocks, stocks believed to be over-valued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand. The initial screening leaves about 150 stocks, which are assigned to the four co-portfolio managers based on sector.


Each portfolio manager then uses fundamental research to develop five-year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers. The portfolio managers generally do not rely on a company's earnings projection or consensus Wall Street estimates. Instead, they do their own research.

The portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years.

The earnings estimates and premium/discount assigned by each portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return. The team will generally only invest in those stocks ranked in the top third of the valuation model's rankings. Any stock held which falls into the bottom third of the rankings will normally be sold by the Fund.


TOUCHSTONE VST MID CAP GROWTH FUND


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Touchstone VST Emerging Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal. The Fund invests primarily in common stocks of mid cap emerging growth companies. The Fund is sub-advised by two separate management teams - one that specializes in growth, the other in value. Emerging growth companies can include companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. Emerging growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

TOUCHSTONE VST ENHANCED DIVIDEND 30 FUND


Touchstone VST Enhanced Dividend 30 Fund seeks to achieve a total return, which is higher than the total return of the Dow Jones Industrial Average ("DJIA"). The Fund's portfolio is based on the 30 stocks that comprise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The Fund uses a quantitative approach to improve on the index returns, investing in all of the DJIA components, but increasing the weighting of those with the highest dividend yield. The Fund seeks to overweight the top three highest yielding stocks in the DJIA by adding approximately 8% to the original weight of each, and underweight the remaining 27 stocks of the Dow that have a lower relative dividend yield.


TOUCHSTONE VST GROWTH & INCOME FUND

Touchstone VST Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future. The portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earning fundamentals.

TOUCHSTONE VST HIGH YIELD FUND

Touchstone VST High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 80% of assets) in non-investment grade debt securities. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.

TOUCHSTONE VST MONEY MARKET FUND

Touchstone VST Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

TOUCHSTONE VST THIRD AVENUE VALUE FUND


Touchstone VST Third Avenue Value Fund seeks long-term capital appreciation. It is a non-diversified Fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount to what the portfolio manager believes is their intrinsic value. The Fund also seeks to acquire senior securities, such as preferred stock and debt instruments that are believed to be undervalued. The Fund invests in companies regardless of market capitalization. The mix of the Fund's investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.


TOUCHSTONE VST VALUE PLUS FUND

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Touchstone VST Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. Approximately 75% of assets will generally be invested in large cap companies and approximately 25% will generally be invested in mid cap companies.

TOUCHSTONE VST ETF FUNDS

This Part specifically provides information about the Touchstone VST ETF Funds, which are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares(R) Funds Trust. Because the Funds invest in other mutual funds rather than in individual securities, each Fund is considered a "fund of funds" and bears a proportionate share of the expenses charged by the underlying funds in which it invests. In addition, the underlying exchange-traded funds trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price. Each exchange-traded fund that is held by one of Touchstone's VST ETF Funds is an "index fund," which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. It is not possible to invest directly in the index.

Each VST ETF Fund allocates its assets among a group of exchange-traded funds in different percentages. They seek to achieve their investment objectives by investing their assets in at least five, and generally no more than nine, exchange-traded funds. Therefore, each VST ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide four diversified, distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in each Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.


As a result of market gains or losses by the underlying exchange-traded funds, the percentage of any of the VST ETF Funds' assets invested in stocks or bonds at any given time may be different than that VST ETF Fund's planned asset allocation model. Stock and bond markets, and the sub categories of assets within them (value, growth, large cap, small cap etc.) have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models. The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace. The sub-advisor will rebalance each Fund's assets annually (except the VST Enhanced ETF Fund which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect. The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

The Conservative, Moderate and Aggressive Touchstone VST ETF Funds have a separate share class available only to investors who have elected the optional Guaranteed Minimum Accumulation Benefit. We refer to these as the Touchstone VST ETF GMAB Portfolios. The investment goals, asset allocation methodology and management for the GMAB Portfolios are the same as the non-service class shares of the Touchstone VST ETF Funds of the same name. The difference is that amounts invested in the GMAB Portfolios have a guaranteed minimum return and increased costs associated with that guarantee. See Part 6 Optional Contract Features and
Part 4 Optional Contract Charges.


TOUCHSTONE VST CONSERVATIVE ETF FUND

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that

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prescribes allocations among asset classes intended to minimize expected risk
(i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Conservative Fund that typically results in an allocation of about 65% of assets in bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

TOUCHSTONE VST MODERATE ETF FUND

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Moderate Fund that typically results in an allocation of about 60% of assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

TOUCHSTONE VST AGGRESSIVE ETF FUND

The Touchstone VST Aggressive ETF Fund seeks capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Aggressive Fund that typically results in an allocation of about 80% of assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

TOUCHSTONE VST ENHANCED ETF FUND


The Touchstone VST Enhanced ETF Fund seeks high capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are over weighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.


VAN KAMPEN LIT PORTFOLIOS


Van Kampen Asset Management is the investment advisor for each of the LIT Portfolios.


INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Van Kampen Life Investment Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ VAN KAMPEN LIT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

VAN KAMPEN LIT COMSTOCK PORTFOLIO

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The Portfolio's investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO


The Portfolio's investment objective is to seek capital appreciation. Under normal market conditions, the Portfolio's investment advisor seeks to achieve the Portfolio's investment objective by investing primarily in a portfolio of common stocks of companies considered by the investment advisor to be emerging growth companies.


VAN KAMPEN UIF PORTFOLIOS


Morgan Stanley Investment Management Inc. doing business as Van Kampen is the investment advisor for each of the UIF Portfolios.


INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Van Kampen Universal Institutional Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ VAN KAMPEN UIF FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

VAN KAMPEN UIF EMERGING MARKETS DEBT PORTFOLIO


The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the advisor seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.


VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO


The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Advisor's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.


VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO


The Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions. The Advisor's approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.


FIXED ACCOUNTS


Interests in contracts attributable to Fixed Accounts haven't been registered under the1933 Act, or the 1940 Act. Thus, neither the Fixed Accounts nor our General Account, which guarantees the Fixed Account values and Death Benefits and Annuity Benefits under those contracts, are generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of the Securities and Exchange Commission hasn't reviewed the disclosure in this prospectus relating to the Fixed Accounts or the

                                     P4I-27
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General Account. Disclosures regarding the Fixed Accounts or the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


GUARANTEED RATE OPTIONS


We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put a contribution in a GRO, a Guaranteed Interest Rate is locked in. The Guaranteed Interest Rate is declared by us for each duration you select. The duration of your GRO Account is the Guarantee Period. Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then current Guaranteed Interest Rate we declare. We won't declare an interest rate less than the Minimum Interest Rate. Each GRO Account expires at the end of the duration you have selected. See "Renewals of GRO Accounts" below. All contributions you make to a GRO are placed in a non-unitized separate account. Values and benefits under your contract attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our General Account.


The value of each of your GRO Accounts is referred to as a GRO Value. The GRO Value at the expiration of the GRO Account, assuming you haven't transferred or withdrawn any amounts, will be the amount you contributed plus interest at the Guaranteed Interest Rate less any administrative or optional contract feature charges. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

We may declare an Enhanced Rate of interest in the first year for any contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period. This Enhanced Rate will be guaranteed for the Guarantee Period's first year and declared at the time of purchase. We can declare and credit Additional Interest based on contributions, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis. Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. THE ENHANCED RATE OR ADDITIONAL INTEREST MAY NOT BE AVAILABLE IN CERTAIN STATES.

Each group of GRO Accounts of the same duration is considered one GRO for Account Value reporting purposes. For example, when you receive a quarterly statement, all of your three-year GRO Accounts will be shown as one GRO while all of your five-year GRO Accounts will appear as another GRO, even though they may have different maturity dates. However, you will receive separate notices concerning GRO renewals for each contribution you have made, since each contribution will have a different maturity date.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

RENEWALS OF GRO ACCOUNTS. When a GRO Account expires, we'll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We'll notify you in writing before your GRO Account expires. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. You will receive the Guaranteed Interest Rate that is in effect on that date. If a GRO Account expires and it can't be renewed for the same duration, the new GRO Account will be set up for the next shortest available duration. For example, if your expiring GRO Account was for 10 years and when it expires, we don't offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. If you want something different, you can tell us within 30 days before the GRO Account expires. You can't choose, and we won't renew, a GRO Account that expires after your Retirement Date.

MARKET VALUE ADJUSTMENTS. A Market Value Adjustment is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account. No

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Market Value Adjustment is made for Free Withdrawal amounts or for withdrawals or transfers made within 30 days of the expiration of the GRO Guarantee Period. No Market Value Adjustment shall be made when withdrawals are taken to meet minimum required distribution rules. In addition, we won't make a Market Value Adjustment for a Death Benefit. The market adjusted value may be higher or lower than the GRO Value, but will never be less than the Minimum Value. Withdrawal charges and the administrative expense charge can invade the Minimum Value.

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate. Generally, if our Guaranteed Interest Rate has increased since the time of your investment, the Market Value Adjustment will reduce your GRO Value distributed. On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will generally increase your GRO Value distributed.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

    MVA = GRO Value x [(1 + A)(TO THE POWER OF N/12) /
                       (1 + B + .0025)(TO THE POWER OF N/12) - 1], where

    A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

    B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn't equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

    N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.

SYSTEMATIC TRANSFER OPTION

We offer a Systematic Transfer Option (STO) that provides a guaranteed interest rate. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You MUST transfer all STO contributions into other Investment Options within either six months or one year of your STO contribution, depending on which STO option you select. Transfers will be made automatically in approximately equal quarterly (one-year option only) or monthly installments of not less than $1,000 each. You can't transfer from other Investment Options into the STO. Normal contingent withdrawal charges apply to withdrawals from the STO. We guarantee that the STO's annual effective interest rate will never be less than the Minimum Interest Rate. See "Systematic Transfer Program" in Part 9 for details on this program. This option may not be available in some states.




PART 4 - DEDUCTIONS AND CHARGES

SEPARATE ACCOUNT CHARGES


We deduct a daily expense charge from the Unit Value equal to an annual effective rate of 1.45% of your Account Value in each of the Variable Account Options. We can't increase this daily expense rate without your consent. Of the 1.45% total charge, .15% is used to reimburse us for administrative


                                     P4I-29
expenses not covered by the annual administrative charge described below. We deduct the remaining 1.30% for assuming the expense risk and the mortality risk under the contract. The expense risk is the risk that our actual expenses of administering the contract will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The mortality and expense risk charges compensate us for the mortality and expense risks we assume under the contract. We expect to make a profit from this fee. The relative proportion of the mortality and expense risk charges may be changed, but the total Mortality, Expense Risk and Administrative Fee can't be increased. In addition to the mortality and expense charge described above, we charge an additional .60% on amounts allocated to the GMAB. See "Optional Contract Charges," below.

ANNUAL ADMINISTRATIVE CHARGE

We charge an annual administrative charge of $30. This charge is waived if your Account Value is at least $50,000 on the last day of any Contract Year. This charge is deducted pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant's death, annuitization or contract termination during a Contract Year.

PORTFOLIO CHARGES

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without shareholder approval. Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

REDUCTION OR ELIMINATION OF SEPARATE ACCOUNT OR ADMINISTRATIVE CHARGES

We can reduce or eliminate the Separate Account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

STATE PREMIUM TAX DEDUCTION

We won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we'll deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range up to 4%.

CONTINGENT WITHDRAWAL CHARGE


We don't deduct sales charges when you make a contribution to the contract. However, contributions withdrawn may be subject to a withdrawal charge of up to 8%. This amount is a percentage of your contribution and not of the Account Value. As shown below, the charge varies, depending upon the "age" of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made. The maximum of 8% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don't deduct withdrawal charges when you withdraw contributions made more than seven years prior to your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions are treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the Free Withdrawal amount are not subject to the withdrawal charge. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, plus or minus any Market Value Adjustment that applies, and any withdrawal charges that apply, so that the net amount you receive will be the amount you requested, less any applicable tax withholding.

                                     P4I-30

You may take your Free Withdrawal (less any earlier withdrawal in the same year) each Contract Year without a contingent withdrawal charge or Market Value Adjustment. If you don't take any Free Withdrawals in one Contract Year, you can't add it to the next year's Free Withdrawal. If you aren't 59 1/2, federal tax penalties may apply. Should you completely surrender the contract, the amount of withdrawal charges is based on contributions and is not reduced by any Free Withdrawals.


              NUMBER OF FULL YEARS               CHARGE AS A PERCENTAGE OF THE
              FROM DATE OF CONTRIBUTION          CONTRIBUTION WITHDRAWN
              -------------------------          -----------------------------
                      0                                     8%
                      1                                     7
                      2                                     6
                      3                                     5
                      4                                     4
                      5                                     3
                      6                                     2
                      7+                                    0

We won't deduct a contingent withdrawal charge if you use the withdrawal to buy from us either an immediate Annuity Benefit with life contingencies, or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies. See "Death Benefit" in Part 5.

REDUCTION OR ELIMINATION OF THE CONTINGENT WITHDRAWAL CHARGE


We can reduce or eliminate the contingent withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, and the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored. We won't unlawfully discriminate against any person or group if we reduce or eliminate the contingent withdrawal charge.

OPTIONAL CONTRACT CHARGES

This annuity has optional contract features available for additional charges. The additional charges are listed below. For a more detailed description of the fees and charges please see "Optional Contract Features" in Part 6.

Guaranteed Minimum Accumulation Benefit



We will assess the cost of the Guaranteed Minimum Accumulation Benefit (GMAB) by deducting an additional daily expense charge from the amount allocated to your GMAB Option equal to an annual effective rate of .60%. Therefore, the current total mortality and expense charge deducted from your GMAB Option is an annual effective rate of 2.05%. Your contract allows us to increase the expense charge for new contracts and additional contributions up to a maximum annual effective rate of .75% of the amount allocated to your GMAB Option.


Enhanced Earnings Benefit

We will assess the cost of the benefit against both the Fixed Accounts and Variable Account Options quarterly at the end of each calendar quarter.

ANNUITANT AGE ON THE CONTRACT DATE              CHARGE
----------------------------------              ------
0-59                                             .20%
60-69                                            .40%
70-79                                            .50%

                                     P4I-31

TRANSFER CHARGE

If you make more than twelve transfers among your Investment Options during one Contract Year, we will charge your account up to $20 for each additional transfer during that year. Transfer charges don't apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) systematic transfers from the STO, nor will such transfers count towards the twelve free transfers you can make during a Contract Year.

HARDSHIP WAIVER

We may waive withdrawal charges on full or partial withdrawal requests of $1,000 or more under a hardship circumstance. We may also waive the Market Value Adjustment on any amounts withdrawn from the GRO Accounts. Hardship circumstances include the owner's (1) confinement to a nursing home, hospital or long term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment. We can require reasonable notice and documentation including, but not limited to, a physician's certification and Determination Letter from a State Department of Labor. Some of the hardship circumstances listed above may not apply in some states, and, in other states, may not be available at all. The waivers of withdrawal charges and Market Value Adjustment apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to both the primary and the joint owner.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

CONTRIBUTIONS UNDER YOUR CONTRACT


You can make contributions of at least $100 at any time up to eight years before your Retirement Date. Your first contribution, however, can't be less than $1,000 (some states may require a higher initial contribution). Different contribution minimums apply if you select the GMAB. See "Guaranteed Minimum Accumulation Benefit" in Part 6.


We may limit the total contributions under a contract to $1,000,000 if the Annuitant is age 75 or under or to $500,000 if the Annuitant is age 76 or older. Once you reach nine years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by us for all owners under the contract. If your contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law.

Contributions are applied to the various Investment Options you select and are used to pay Annuity and Death Benefits. Each contribution is credited as of the date we have received (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative Office. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. We do not waive this policy for particular investors or classes of investors. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone transaction. See "Transfers" in Part 5.

                                     P4I-32

YOUR ACCOUNT VALUE


Your Account Value reflects various charges. See Part 4, "Deductions and Charges." Annual deductions are made as of the last day of each Contract Year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against your Separate Account, (mortality and expense risk, administration and optional benefit charges) are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Variable Account Option. The value of contributions allocated to the Variable Account Options is not guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustments. See "Guaranteed Rate Options" in Part 3. If the Account Value goes below $1,000 and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and you will be given at least 60 days to make additional contributions. This could vary by state so please refer to your annuity contract for specific information.


UNITS IN OUR SEPARATE ACCOUNT

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Variable Account Option. The Units of each Variable Account Option have different Unit Values.


The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option's Unit Value, calculated as of the next close of business of the New York Stock Exchange. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as their expenses.


The Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won't vary due to changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions or transfer Account Value to that Variable Account Option. Units are redeemed when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies, and to pay the annual administrative charge, and to pay for optional contract features.

HOW WE DETERMINE UNIT VALUE

We determine Unit Values for each Variable Account Option at the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current day. We determine a net investment factor for each Variable Account Option as follows:

- First, we take the value of the shares belonging to the Variable Account Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

- Next, we add any dividends or capital gains distributions by the Portfolio on that day.

- Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

- Then we divide this amount by the value of the amounts in the Variable Account Option at the close

                                     P4I-33
    of business on the last day that a Unit Value was determined (after giving effect to any transactions on that day).


- Finally, we subtract a daily asset charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.45% or 2.05% for the GMAB. This charge is for the mortality risk, administrative expenses and expense risk we assume under the contract.


Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the Mortality, Expense Risk and Administrative Fees and any charge for taxes.

TRANSFERS


You may transfer your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions. You can't make a transfer into the STO or GMAB. Transfers to a GRO must be to a newly elected GRO (that is, to a GRO you haven't already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise. Unless you make a transfer from a GRO within 30 days before the expiration date of a GRO Guarantee Period, the transfer is subject to a Market Value Adjustment. See "Guaranteed Rate Options" in Part 3. Transfers from GROs will be made according to the order in which contributions were originally allocated to the GRO.

Transfers from the other Investment Options into the GMAB are not permitted. Transfers out of the GMAB into other Investment Options are not permitted for the first seven years of the accumulation period for each deposit into the GMAB. Thereafter, transfers are permitted, but are subject to restrictions and penalties.


The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a Contract Year. After those twelve transfers, a charge of up to $20 will apply to each additional transfer during that Contract Year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs, described in Part 9.

You may request a transfer by writing to our Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service subject to your use of the required personal identifiers. We'll honor telephone transfer instructions from any person who provides correct identifying information. We aren't responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn't change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we're open for business. You'll receive the Variable Account Options' Unit Values as of the close of business on the day you call. Accordingly, transfer requests for Variable Account Options received at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or firms that represent multiple contracts will be processed no later than the next Business Day after our Administrative Office receives the requests.

EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner

                                     P4I-34
or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or
(b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the rights to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY, YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.

SPECIFIC NOTICE REGARDING THE USE OF THIS ANNUITY FOR MARKET TIMING

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolios performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1. PROHIBITED TRANSFERS. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:


     - a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five business days, there was a transfer out of the same Variable Account Option;

     - a transfer request out of an International or High Yield Variable Account Option if, within the preceding five business days, there was a purchase or transfer into the same Variable Account Option.


2. ALLOWABLE TRANSFERS ACCOMPANYING A PROHIBITED TRANSFER. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.   NOTIFICATION. We will notify you if your requested transfer is not made.

4. REVOCATION OF SAME-DAY TRANSFER PRIVILEGES. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.


     - If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

                                     P4I-35

     - In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. Mail or overnight delivery service. The cancellation request will be processed as of the day it is received.


5. 20 INVESTMENT OPTION TRANSFERS PERMITTED. You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. Mail, Internet, telephone request, or facsimile.


     - All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

     - Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

     - Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. We regularly review internally generated reports that are intended to help us detect possible improper trading. If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges. We will also take into consideration any information and data provided to us by the Portfolios' investment advisors regarding improper trading. If we are notified by a Portfolio's investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will impose the Portfolio's investment advisor's restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.


We will continue to monitor transfer activity, and we may modify these restrictions at any time in our sole discretion.

WITHDRAWALS


You may make withdrawals as often as you wish subject to the 15% Free Withdrawal and contingent withdrawal charges. Each withdrawal must be at least $300. The withdrawal will be taken from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently. During the first seven years after each contribution, there is a contingent withdrawal charge for any withdrawals other than your Free Withdrawals. The charge starts at 8% and decreases as your contribution ages. The charge is a percentage of each contribution, not a percentage of the Account Value. This charge is in addition to any Market Value Adjustments made to early withdrawals from GRO Accounts. Under some circumstances, the contingent withdrawal charge and Market Value Adjustment may be waived.


                                     P4I-36

You may withdraw up to 15% of your Account Value each Contract Year with no withdrawal charges. After the first 15% within a Contract Year, there will be a charge for any withdrawals you make, based upon the length of time your contribution has been in your account. When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested and any contingent withdrawal charges and any Market Value Adjustments. The total amount that you receive will be the total amount that you requested, less any applicable tax withholding. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See Part 8, "Tax Aspects of the Contract." Residents of certain states may be required to keep a specific minimum account balance after any withdrawals.


Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. We will withdraw the requested payment according to the third party's instructions, including instructions concerning from which Variable Account Options to withdraw the fee, and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

ASSIGNMENTS


We do not allow partial or collateral assignment of your Contract.


DEATH BENEFITS

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant's death, rather than upon the Owner's death. We'll pay a Death Benefit to the Annuitant's surviving beneficiary (or beneficiaries) if the Annuitant dies before annuity payments have started. The Death Benefit depends on the Annuitant's age on the Contract Date. The reductions in the Death Benefit for withdrawals will be calculated on a proportional basis with respect to Account Value at the time of withdrawal. We'll also adjust the Death Benefit for any applicable charges.

FOR CONTRACTS WHERE THE ANNUITANT'S AGE ON THE CONTRACT DATE IS UP TO AND INCLUDING AGE 85, THE DEATH BENEFIT WILL BE THE GREATEST OF:

     a. highest Account Value on any Contract Anniversary before Annuitant's age 81, plus any subsequent contributions received after that Contract Anniversary, minus an adjustment for any subsequent withdrawals received after that Contract Anniversary; or
     b. total contributions, minus an adjustment for withdrawals; or

     c. your current Account Value on the Business Day we receive due proof of death and the beneficiary's election.

FOR CONTRACTS WHERE THE ANNUITANT'S AGE ON THE CONTRACT DATE IS 86 OR OLDER:

     The Death Benefit is the current Account Value on the Business Day we receive due proof of death and the beneficiary's election.


Death Benefits and benefit distributions required under the Code because of your death if you are not the Annuitant can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option. A beneficiary that is not a natural person automatically receives a five-year distribution.

You select the beneficiary of the Death Benefit, referred to as the Annuitant's Beneficiary in the contract.

                                     P4I-37

You also select an Owner's Beneficiary, who receives any benefit distribution required under the Code upon the death of the owner of an annuity who is not also the annuitant. You may change any beneficiary by sending the appropriate form to the Administrative Office. We reserve the right to limit the number of beneficiaries you can name at one time. If an Annuitant's Beneficiary doesn't survive the Annuitant, then the Death Benefit is generally paid to the Annuitant's estate. Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and so that spousal continuation can occur, if that is your intention. You will find more information about spousal continuation in Part 8, "Tax Aspects of the Contract."


A Death Benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

ANNUITY BENEFITS

All Annuity Benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date to a date no later than the last Annuitant's 100th birthday (the "Maximum Retirement Date") by writing to the Administrative Office any time before the Maximum Retirement Date. Contract terms that apply to the various retirement programs, along with the federal tax laws and state insurance laws, establish certain minimum and maximum retirement ages. If your contract is a qualified retirement plan (including an IRA or TSA), distribution provisions may extend beyond the Maximum Retirement Date.

Annuity Benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Surrender Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an Annuity Benefit other than a lump sum payment will be the Adjusted Account Value, less any pro-rata annual administrative charge, except that the Surrender Value will be the amount applied if the Annuity Benefit doesn't have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment without a withdrawal charge.

ANNUITIES

Annuity Benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly.

If you haven't already selected a form of annuity, within six months prior to your Retirement Date, we'll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that you want the normal form of annuity, which is the LIFE AND TEN YEARS CERTAIN ANNUITY. However, if we don't receive a completed form from you on or before your Retirement Date, we'll extend the Retirement Date, subject to the limitations imposed by federal or state law, until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks.

We currently offer the following types of annuities, funded through our General
Account:

A LIFE AND TEN YEARS CERTAIN ANNUITY is a fixed life income annuity with 10 years of payments guaranteed.

A PERIOD CERTAIN ANNUITY provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary will receive the remaining periodic payments.

A PERIOD CERTAIN LIFE ANNUITY provides for fixed payments for at least the period selected and after that

                                     P4I-38
for the life of the Annuitant or the lives of the Annuitant and any joint annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary.

A LIFE INCOME ANNUITY provides fixed payments for the life of the Annuitant, or until the annuitant and joint annuitant both die under a joint and survivor annuity.

ANNUITY PAYMENTS

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the contract rates.


If the age or gender of an annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.


TIMING OF PAYMENT

We normally apply your Adjusted Account Value to the purchase of an annuity, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office. We can defer our action as to Account Value allocated to the Variable Account Options, however, for any period during which:

(1)  the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for a separate account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

We can delay payment of your Fixed Accounts, whether payment is related to partial or total withdrawals or providing an Annuity Benefit, for up to six months.

DEATH CLAIMS


A death claim will be effective on the Business Day we receive due proof of death. This means we have received an original certified death certificate and company death claim paperwork that is in good order. During the period from the date of death until we receive all required paperwork in good order, the amount of the Death Benefit will remain allocated to the Portfolios you chose, so the amount of the Death Benefit will reflect the investment performance of those Portfolios during this period and will be subject to market fluctuations. Once one beneficiary submits death claim paperwork, the remaining Death Benefit amount will be moved into our General Account until the remaining beneficiaries submit their death claim paperwork.


HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We can't honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

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PART 6 - OPTIONAL CONTRACT FEATURES

For an additional charge, the following options are available to contract purchasers. These options must be elected at the time of application, may not be cancelled once the contract is issued and will replace or supplement the standard contract benefits. Charges for the optional benefit are in addition to the standard charges. Be sure you understand the charges. Carefully consider whether you need the benefit. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

The GMAB is an optional benefit that guarantees the future value of amounts allocated to one of the specified Investment Options for a specified accumulation period. We currently offer a ten year accumulation period in three Investment Options, designated as "GMAB Options." We provide a minimum guarantee for contributions allocated to each GMAB Option as shown in the table below:



                         TOUCHSTONE VST            TOUCHSTONE VST               TOUCHSTONE VST
                         CONSERVATIVE ETF GMAB     MODERATE ETF GMAB            AGGRESSIVE ETF GMAB
ACCUMULATION PERIOD      FUND OPTION               FUND OPTION                  FUND OPTION
---------------------------------------------------------------------------------------------------------
10 years                 125%                      115%                         100%



We guarantee that the minimum value of each contribution allocated to your GMAB Option at the end of its accumulation period will be equal to or greater than the percentage of the contribution amount indicated in the table above, adjusted for partial withdrawals (discussed below) and costs. See Part 1, "Table of Annual Fees and Expenses" and Part 4, "Optional Contract Charges." If the accumulated value of a contribution to your GMAB Option is less than the percentage guaranteed by us in the table above at the end of the ten-year accumulation period, we will increase your accumulated value in that GMAB Portfolio to equal the guaranteed percentage. If the accumulated value of a contribution to your GMAB Option is greater than the percentage guaranteed by us in the table above at the end of the ten-year period, the value of your GMAB Option is its accumulated value and additional amounts will not be credited to it.

Each GMAB Option invests in a Service Class of the Touchstone VST ETF Fund of the same name. The GMAB Option differs from the corresponding Touchstone VST ETF Fund in that there is no investment guarantee associated with the allocations made to the corresponding non-Service Class Portfolio. The corresponding Fund will serve as an investment portfolio for money that is not intended for, could not qualify for or lost its qualification for the investment guarantee associated with the GMAB, unless we receive other instructions from you.

You may only elect the GMAB Option when you initially purchase your contract. Your GMAB must be funded with new contributions of at least $10,000 each. You may make additional contributions of $1,000 to your GMAB. We reserve the right to revise the minimum contribution amounts and limit the maximum total contribution you may make to your GMAB.

At the end of an allocation period for each contribution into your GMAB Option, you may transfer that amount into any Fixed or Variable Investment Option. If we do not receive your allocation instructions prior to the expiration date, the amount will be transferred to the corresponding Touchstone VST ETF Fund. We will notify you at least 45 days before the end of the allocation period for each contribution to your GMAB Option.

The GMAB Option may not have an allocation period that is scheduled to end on a date later than either the Retirement Date or the Contract Anniversary on which the Annuitant attains age 100 (or if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains age 100). The GMAB automatically terminates on the earlier of its expiration date or the date that Death Benefits are calculated.

                                     P4I-40

During the first seven years of the accumulation period, the GMAB Option may be reduced or terminated only by partially withdrawing or fully surrendering the amounts in the GMAB Option. The GMAB Option will terminate automatically if all the contributions are withdrawn, if the contract is surrendered or annuitized, or if the owner dies. If the GMAB Option terminates during the first seven years of the accumulation period, the value of the GMAB Option will be the current accumulated value of contributions to your GMAB Option (with no guaranteed minimum), reduced by partial withdrawals, withdrawal charges and costs. In years eight through ten of the accumulation period, you may terminate the GMAB Option as indicated for years one through seven or you may transfer funds from the GMAB to other Investment Options. The value of the GMAB Option will be the current accumulated value of contributions to your GMAB Option (with no guaranteed minimum), reduced by partial withdrawals, withdrawal charges and costs.

Partial Withdrawals and transfers from your Account Value will reduce the value of your GMAB Option on a proportional basis. Withdrawals from your GMAB Option will be taken first from the earliest contributions you made to your GMAB Option, then from the next contribution and so on (first-in-first-out.) We reserve the right to require a minimum balance in the GMAB Option.


ENHANCED EARNINGS BENEFIT

The Enhanced Earnings Benefit ("EEB") is an optional Death Benefit where a percentage of the Gain in the contract is paid in addition to the standard Death Benefit. If there is a Gain in the contract when we receive proof of the Annuitant's death, we will pay up to an additional 40% of the Gain as an additional Death Benefit. This additional benefit is intended to help offset potential income tax payments made by your beneficiaries. If there is no Gain, no EEB benefit will be paid. The following is an example of how the EEB would work:

$100,000 Contributions. (assuming no withdrawals).
$125,000 Account Value upon receipt of proof of death.
Assume a 40% benefit (meaning that the Annuitant was between ages 0-69 on the Contract Date).

Gain = $25,000 ($125,000-$100,000 =$25,000)

EEB Benefit Paid = $10,000 ($25,000 x 40%)

Please see Appendix C for an additional example of how the EEB works with other contract features.

The EEB automatically terminates upon annuitization or contract surrender. The cost and availability of the EEB is dependent upon the Annuitant's age on the Contract Date. The following chart summarizes the different costs and benefits.

ANNUITANT AGE ON THE CONTRACT DATE   BENEFIT PAID    ANNUAL COST*
----------------------------------   ------------    ------------
               0-59                  40% of Gain     .20%
               60-69                 40% of Gain     .40%
               70-79                 25% of Gain     .50%
               80 +                  Not Available   Not Available

* We will assess the cost of the benefit on a calendar quarter basis against both the Fixed Accounts and Variable Account Options.

The maximum available benefit is 150% of the Net Premium. All contributions received in the first seven Contract Years will be included for purposes of calculating the maximum EEB payment. Contributions received after the seventh Contract Anniversary will not be included in calculating the maximum EEB benefit until they have been in the contract for six months.

Contributions received from exchanged contracts shall be treated as premium for purposes of the EEB benefit and determination of the benefit paid. The gain in the exchanged contract will not be carried over to the new contract for purposes of calculating the EEB benefit. It will be carried over for purposes of income tax or exclusion allowance calculations.


Based on our current interpretation of the tax law, the additional benefit provided by the EEB will be

                                     P4I-41
treated as earnings of the contract and subject to income taxes upon distribution. You may wish to consult your tax advisor or legal advisor and your investment professional to determine if the EEB will be of benefit to you or your beneficiaries.

A SPECIAL NOTE IF YOU ARE PURCHASING THIS ANNUITY FOR USE AS AN IRA:

IF YOU ARE PURCHASING THIS CONTRACT AS AN IRA AND ARE ELECTING THE EEB BENEFIT THERE IS NO ASSURANCE THAT THE CONTRACT WILL MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA. YOU SHOULD CAREFULLY CONSIDER SELECTING THE EEB BENEFIT IF THIS CONTRACT IS AN IRA. CONSULT YOUR TAX OR LEGAL ADVISOR IF YOU ARE CONSIDERING USING THE EEB WITH AN IRA. THE CONTRACT OWNER BEARS THE RISK OF ANY ADVERSE TAX CONSEQUENCES.


This death benefit option may not be available in all states.

PART 7 - VOTING RIGHTS

VOTING RIGHTS

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren't responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we're permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios in which your contributions are invested on the record date set by the Portfolio's Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio's Board for its shareholders' meeting. We count fractional shares. The record date for this purpose can't be more than 60 days before the shareholders' meeting.

HOW PORTFOLIO SHARES ARE VOTED

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

                                     P4I-42

SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

PART 8 - TAX ASPECTS OF THE CONTRACT

INTRODUCTION

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor. INTEGRITY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

YOUR CONTRACT IS AN ANNUITY

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy an annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (NONQUALIFIED ANNUITY), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (QUALIFIED ANNUITY). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment in the contract") will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the Annuitant reaches a certain age. The tax implications are different for each type of distribution. Section 72 of the Code states

                                     P4I-43
that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you annuitize the contract, meaning you receive annuity payments over the lifetime of the Annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, future payments are entirely ordinary income. If the Annuitant dies before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)  on or after the date on which the taxpayer attains age 59 1/2;
(2)  as a result of the owner's death;
(3) part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;
(4)  a result of the taxpayer becoming disabled within the meaning of Code
     Section 72(m)(7);
(5)  from certain qualified plans (note, however, other penalties may apply);
(6)  under a qualified funding asset (as defined in Section 130(d) of the Code);
(7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;
(8)  under an immediate annuity as defined in Code Section 72(u)(4);
(9)  for the purchase of a first home (distribution up to $10,000);
(10) for certain higher education expenses; or
(11) to cover certain deductible medical expenses, or to cover health insurance premiums if you are unemployed.

Please note that item (8) applies to nonqualified contracts only, and items (9),
(10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Part 5.

The IRS will treat all annuity contracts issued by Integrity or its affiliates to one Annuitant during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

DISTRIBUTION-AT-DEATH RULES

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond

                                     P4I-44
the life expectancy of that beneficiary, so long as distributions begin within one year after the owner's death. If the sole beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.

SPOUSAL CONTINUATION


Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The contract must be structured properly with the owner and annuitant being the same person, no contingent annuitant named and the spouse listed as the owner's and the Annuitant's sole beneficiary. We will increase the continued contract's Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. This increase will be added to the Fixed and Variable Account Options you have selected on a pro-rata basis. For example, if the Account
Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse's contract will continue with a $115,000
Account Value. The surviving spouse continues the contract with its tax deferred earnings and may make any changes to the contract allowed under the contract. Certain Investment Options or administrative programs, including but not limited to the STO, GRO Guarantee Periods or any discontinued
Variable Account Options, may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.


When the surviving spouse dies, a second Death Benefit may be paid to the surviving spouse's beneficiary. The annuity contract may be extended by the surviving spouse's beneficiary, meaning the distribution will be paid over the period certain life expectancy of the surviving spouse's beneficiary, subject to the restrictions of the Internal Revenue Code. No optional contract features shall be available on these contracts. Certain Investment Options or administrative programs, including but not limited to the STO, GRO Guarantee Periods or any discontinued Variable Account Options, may not be available on these extended contracts. We reserve the right at any time to make changes to extended contracts that are permitted by law.


Annuity contracts that are being continued with us, but were not purchased from us initially, will be treated as new contracts. This means that all withdrawal charges will be applicable. Any withdrawals in excess of the Free Withdrawal amount or Minimum Required Distributions will be subject to withdrawal charges, Market Value Adjustment and any other applicable charges.


DIVERSIFICATION STANDARDS

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

TAX-FAVORED RETIREMENT PROGRAMS

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The Statement of Additional Information contains general information about the use of contracts with the various types of qualified plans.

INHERITED IRAs

This contract may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new contract issued and

                                     P4I-45
titled as an inherited IRA. The named beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA contract. Also, in order to avoid certain income tax penalties, a minimum required distribution ("MRD") must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn from the inherited IRA during the calendar year.

ANNUITIES IN QUALIFIED PLANS

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. IN ADDITION, IF YOU ARE INVESTING IN A VARIABLE ANNUITY THROUGH A TAX-ADVANTAGED RETIREMENT PLAN (SUCH AS A 401(k) OR IRA), YOU WILL GET NO ADDITIONAL TAX ADVANTAGE FROM THE VARIABLE ANNUITY. UNDER THESE CIRCUMSTANCES, CONSIDER BUYING A VARIABLE ANNUITY ONLY IF IT MAKES SENSE BECAUSE OF THE ANNUITY'S OTHER FEATURES, SUCH AS LIFETIME INCOME PAYMENTS AND DEATH BENEFIT PROTECTION.

This contract has enhanced Death Benefits. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS LIFE INSURANCE, THE AMOUNT OF WHICH IS LIMITED IN A CODE SECTION 401(a), 403(b) OR IRA PLAN. AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY WITH AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

IMPACT OF TAXES ON THE COMPANY

The contracts allow Integrity to charge the Separate Account for taxes. The Company can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 9 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWAL PROGRAM

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn, or elect the Free Withdrawal amount be used. The minimum Systematic Withdrawal currently is $100. Residents of certain states may be required to keep a specific minimum account balance. You may also specify an account for direct deposit of your Systematic Withdrawals. To enroll in

                                     P4I-46
our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.


If you elect the Free Withdrawal amount be withdrawn under the Systematic Withdrawal Program, we won't deduct a contingent withdrawal charge or make a Market Value Adjustment. See "Contingent Withdrawal Charge" in Part 4. AMOUNTS WITHDRAWN UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE AND A MARKET VALUE ADJUSTMENT IF APPLICABLE. WITHDRAWALS WILL BE SUBJECT TO INCOME TAX AND MAY ALSO BE SUBJECT TO THE 10% FEDERAL TAX PENALTY FOR EARLY WITHDRAWAL . See
Part 8, "Tax Aspects of the Contract."


INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally," in Part 8. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

-    the date you reach age 59 1/2; or
-    five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59 1/2 made under the Income Plus Withdrawal Program plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59 1/2. You can elect this option by sending the election form to our Administrative Office. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.


To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon seven Business Days' prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option, or Customized Asset Rebalancing Program.


If you haven't used up your Free Withdrawals in any given Contract Year, amounts you withdraw under the Income Plus Withdrawal Program may be within the Free Withdrawal amount. If they are, no contingent withdrawal charge will be taken and no Market Value Adjustment will be made. See "Contingent Withdrawal Charge" in Part 4.

AMOUNTS WITHDRAWN UNDER THE INCOME PLUS WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE AND A MARKET VALUE ADJUSTMENT IF APPLICABLE.

CHOICES PLUS MINIMUM REQUIRED DISTRIBUTION PROGRAM

We offer a Choices Plus Minimum Required Distribution Program that allows you to pre-authorize

                                     P4I-47
withdrawals from your contract after you attain age 70 1/2. Section 401(a)(9)(A) of the Code states that minimum required distributions from an IRA must begin on or before April 1st of the year following the year in which the IRA owner turns 70 1/2. You won't have to pay any tax penalty for these withdrawals, but they are subject to ordinary income tax. See "Taxation of Annuities Generally" in
Part 8.

You can choose the Choices Plus Program any time if you're age 70 1/2 or older. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution using current IRS guidance. Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to contingent withdrawal charges or Market Value Adjustments.

This program is open to new contract owners, as well as existing contract owners who are already taking minimum required distributions from their Integrity IRAs. Payments can be made to you by check or by direct deposit.

ASSET ALLOCATION MODELS


We have retained FundQuest, an independent third party investment advisorand investment management firm, to develop our asset allocation program called PortfolioNavigators. PortfolioNavigators offers seven models made up of combinations of the contract's available Variable Account Options. FundQuest selects the Variable Account Options for each of the models in accordance with seven risk/return profiles it has developed. The seven models range from a relatively low risk/return profile (Capital Preservation) to a higher risk/return profile (Diversified Equity). You will find more information about PortfolioNavigators and the models in the Statement of Additional Information.


Your financial professional can help you determine the model that best fits your risk tolerance, investment horizon and objectives. If you choose to use a model, you must use it for all your variable account value. We do not charge a fee for using an asset allocation model. You may choose a model, discontinue using a model, or change from one model to another at any time by notifying us. You may not use more than one model at a time.

If you choose to participate in PortfolioNavigators, we do not recommend using the Customized Asset Rebalancing feature described below. FundQuest will continually monitor the seven portfolios and make periodic suggestions to you concerning the model you selected. These suggestions may range from rebalancing to the percentages you established originally to reallocating to a different combination of Variable Account Options that they believe best achieves the goals of the model going forward. In order to remain in PortfolioNavigators at the time of a model change, you will have to contact us to request the model change. If we do not hear from you that you want to remain in PortfolioNavigators and rebalance or reallocate your Account Value, your existing allocation will remain in place and you will be out of the PortfolioNavigators program.

DOLLAR COST AVERAGING


Dollar-cost averaging refers to the practice of investing the same amount in the same investment at regular intervals (like once a month), regardless of market conditions. If you choose to dollar-cost average, the amount you invest is always the same. Thus, you automatically buy more units when the price is low, and fewer when the price is high. Over time, you may reduce the risk of buying units when their cost is highest, although dollar-cost averaging does not assure a profit and it does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Money Market Option to one or more other Investment Options, except a GMAB Portfolio, on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Investment Option. The current minimum transfer to each Investment Option is $250. We won't charge a transfer charge under our Dollar Cost Averaging Program, and these transfers won't count

                                     P4I-48
towards your twelve free transfers.


To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time. If you don't have enough Account Value in the Money Market Option to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will end.

SYSTEMATIC TRANSFER PROGRAM


We also offer a Systematic Transfer Program under which we transfer contributions you have allocated to the STO to one or more other Investment Options on a monthly or quarterly basis. We'll transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or one-year period, depending on the option you select. If you don't have enough Account Value in the STO to transfer to each Investment Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will be ended. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Investment Options you chose for this program. There is no charge for transfers under this program, and these transfers won't count towards the twelve free transfers you may make in a Contract Year. You cannot transfer Account Value into the STO or a GMAB Portfolio.


To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

CUSTOMIZED ASSET REBALANCING

Asset rebalancing allows you to choose a diversified investment mix that is appropriate for your goals and risk tolerance. You may wish to consult with your financial professional when establishing your investment portfolio. Because some of your investments may grow faster than others, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won't charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won't count towards your twelve free transfers.


Fixed Accounts and GMAB Portfolios aren't included in the Customized Asset Rebalancing Program. We do not recommend use of the Customized Asset Rebalancing program if you have chosen to participate in an asset allocation model as described above.


To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon one day's prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time.




SYSTEMATIC CONTRIBUTIONS

                                     P4I-49

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days' prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

LEGAL PROCEEDINGS

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


Part 1 -  Integrity and Custodian
Part 2 -  Distribution of the Contract
Part 3 -  Asset Allocation Program
Part 4 -  Performance Information
Part 5 -  Determination of Accumulation Unit Values
Part 6 -  Distributions from Tax Favored Retirement Programs
Part 7 -  Financial Statements


If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office
Integrity Life Insurance Company

P.O. Box 5720
Cincinnati, OH 45201-5720

ATTN: Request for SAI of Separate Account II (Pinnacle IV)

PART 10 - PRIOR CONTRACTS

DEATH BENEFIT INFORMATION FOR CONTRACTS ISSUED BEFORE JANUARY 1, 1997

This section shows the Death Benefit information for contracts issued before January 1, 1997. It may be different from other provisions in this prospectus. For contracts issued before 1997, the following provisions apply:

For contracts issued before January 1, 1995, the amount of the death benefit is the greatest of:


       -  your Adjusted Account Value
       - the Account Value at the beginning of the seventh Contract Year, plus subsequent contributions and minus subsequent withdrawals
       -  your total contributions less the sum of withdrawals
       - for Annuitants younger than 70 years old on the birthday nearest the date on which their contract was issued, an enhanced minimum death benefit, explained below.


For contracts issued during 1995, the amount of the death benefit is the greatest of:


       -  your Adjusted Account Value
       - the highest Account Value at the beginning of any Contract Year, plus subsequent contributions and minus subsequent withdrawals
       -  your total contributions less the sum of withdrawals


For contracts issued during 1996, the amount of the death benefit is the greatest of:

                                     P4I-50

       -  your Account Value
       - the highest Account Value at the beginning of any Contract Year, plus subsequent contributions and minus subsequent withdrawals
       -  your total contributions less the sum of withdrawals


The enhanced minimum death benefit is the same as the guaranteed death benefit, except that the guaranteed death benefit may not exceed the maximum guaranteed death benefit. The guaranteed death benefit on your Participation Date is your initial contribution. After that, every month we recalculate that portion of your guaranteed death benefit allocated to the Separate Account by adding interest at an annual rate of 7% until the contract anniversary nearest your 70th birthday, subject to the maximum. We subtract from that the sum of any withdrawals or transfers from the Separate Account during the month and a pro rata amount of the interest accumulated that applies to the withdrawn or transferred amount. Therefore, your guaranteed death benefit at any time, subject to the maximum, is the sum of (1) your Guarantee Period Values, and (2) your Separate Account contributions, including the amount of interest calculated on your Separate Account values for purposes of determining the guaranteed death benefit, less any withdrawals or transfers and less the interest calculated on a pro rata basis on those withdrawals or transfers. Your maximum guaranteed death benefit is determined by totaling your contributions during your first five participation years, subtracting all withdrawals, taking into consideration any Market Value Adjustments made under the contract, multiplying the result by two, and then adding that to your total contributions made after the first five participation years.

REDUCTION IN CHARGES FOR CONTRACTS ISSUED BETWEEN JANUARY 1, 1995 AND FEBRUARY 1, 1997

If your contract was issued on or after January 1, 1995, but before February 1, 1997, the effective annual rate of mortality, expense and administrative charges will reduce to 1.10% after your contract has been in effect for six years.

CONTINGENT WITHDRAWAL CHARGE FOR CONTRACTS ISSUED BEFORE FEBRUARY 15, 1997

For contracts issued before February 15, 1997 (2/27/97 in Washington, 5/30/97 in Pennsylvania, 7/7/97 in Maryland, 10/16/97 in Oregon) the following rules apply even if they are different from other provisions in this prospectus:

There is a withdrawal charge of up to 7% on all contributions withdrawn. As shown below, this charge varies, depending upon the "age" of the contributions included in the withdrawal, that is, how long ago you made your contributions. The maximum percentage of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. No withdrawal charge applies when you withdraw contributions made earlier than your fifth prior contribution year. For purposes of calculating the withdrawal charge, (1) the oldest contributions will be treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount won't be considered a withdrawal of any contributions. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, any applicable Market Value Adjustment and any applicable withdrawal charge, so that the net amount you receive will be the amount requested.

No charge will be applied to your partial withdrawals that don't exceed the free withdrawal amount in any Contract Year. On any Business Day, the free withdrawal amount is the greater of (i) 10% of your Account Value and (ii) any investment gain during the prior Contract Year, less withdrawals during the current Contract Year. Investment gain is calculated as the increase in the Account Value during the prior Contract Year, minus contributions during that year, plus withdrawals made during that year. We'll deduct contingent withdrawal charges for any partial withdrawal amount that is over the free withdrawal amount. The contingent withdrawal charge is a sales charge to help pay our costs of selling and promoting the contract. We don't expect revenues from contingent withdrawal charges to cover all of those costs. Any shortfall will be made up from our General Account assets, which may include profits from other charges under the contract.

                                     P4I-51

          NUMBER OF FULL YEARS                    CHARGE AS A % OF THE
          FROM THE DATE OF CONTRIBUTION           CONTRIBUTION WITHDRAWN
          -----------------------------           ----------------------
                        0                                   7%
                        1                                   6
                        2                                   5
                        3                                   4
                        4                                   3
                        5                                   2
                        6+                                  0

We won't deduct a contingent withdrawal charge if the Annuitant uses the withdrawal to buy from us either an immediate annuity benefit with life contingencies or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies and the withdrawal is made by the Annuitant's beneficiary.

The minimum withdrawal permitted is $300.

RETIREMENT DATE

For contracts issued before January 1, 1997, the Retirement Date will be the date you specify, but no later than your 85th birthday or the 10th Contract Anniversary, whichever is later.

CONTRACTS ISSUED TO OREGON RESIDENTS

If you are a resident of Oregon and your Contract was issued before October 16, 1997 (Contract Form No. 11960CNQ-I-OR), additional contributions into Investment Options are accepted, including the 10-Year GRO Account, and the prospectus provisions relating to these items apply.

HARDSHIP WAIVERS

Hardship Waivers aren't available for contracts issued prior to February 15, 1997. Hardship waivers are available in most states for contracts issued on or after that date, but certain states approved the availability of hardship waivers after February 15, 1997. Please check your contract if you are uncertain about the applicability of this section to your contract.

LIMITATION ON NUMBER OF INVESTMENT OPTIONS FOR CONTRACTS ISSUED BEFORE JULY 17, 2000

For most contracts issued prior to July 17, 2000, contract owners may not allocate to more than nine Investment Options. In determining the nine Investment Options, each of your GRO Accounts counts as one Investment Option.

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS ISSUED BEFORE JULY 16, 2001

For contracts before July 16, 2001, and for contracts issued in certain states after that date, Total Separate Account Annual Expenses are 1.35%. Please check your contract if you are uncertain about the applicability of this section to your contract.

DEATH BENEFIT INFORMATION FOR CONTRACTS ISSUED AFTER JANUARY 1, 1997 & BEFORE JULY 16, 2001

For contracts issued after January 1, 1997 and before July 16, 2001, the following rules apply in most states even if they are different from other provisions in this prospectus. Please check your contract if you are uncertain about the applicability of this section to your contract.

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the

                                     P4I-52
annuitant dies before annuity payments have started. If the Annuitant dies at or over age 90 (or after the contract's 10th anniversary date, if later), the death benefit is the Account Value at the end of the Business Day when we receive proof of death. Similarly, if the contract was issued on or after the Annuitant's 86th birthday, the death benefit is the Account Value at the end of the Business Day when we receive proof of death.

For contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the contract's 10th anniversary date, if later) and before annuity payments have started, the death benefit is the highest of:

     (a)  your highest Account Value on any contract anniversary (before age
          81), plus subsequent contributions and minus an adjustment for subsequent withdrawals (after being adjusted for associated charges and adjustments);
     (b) total contributions, minus an adjustment for subsequent withdrawals (after being adjusted for associated charges and adjustments); or
     (c)  your current Account Value.

The reductions in death benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a pro rata basis with respect to Account Value at the time of withdrawal.

FREE WITHDRAWALS FOR CONTRACTS ISSUED BEFORE JULY 16, 2001

For contracts issued prior to July 16, 2001 in most states, you may withdraw up to 10% of your Account Value each Contract Year with no withdrawal charges. After the first 10% within a Contract Year, there will be a charge for any withdrawals you make, based upon the length of time your money has been in your account.

SIX MONTH SYSTEMATIC TRANSFER PROGRAM FOR CONTRACTS ISSUED BEFORE JULY 16, 2001

The six month option in the Systematic Transfer Program is not available for contracts issued prior to July 16, 2001.

NEW SHARE CLASSES ADDED EFFECTIVE JULY 16, 2001

New share classes that charge distribution fees pursuant to Rule 12b-1 were added to certain Portfolios effective July 16, 2001. These fees will not be charged to contracts issued prior to July 16, 2001.

                                     P4I-53

APPENDIX A

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT II

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period for contracts issued after July 16, 2001.


                                               2005     2004       2003       2002      2001     2000  1999  1998  1997   INCEPTION
                                               ----     ----       ----       ----      ----     ----  ----  ----  ----   ---------
FIDELITY VIP ASSET MANAGER-SERVICE CLASS 2
Unit value at beginning of period                            -                                                            $   10.00
Unit value at end of period                          $   10.36
Number of units outstanding at end of period            10,421

FIDELITY VIP BALANCED - SERVICE CLASS 2
Unit value at beginning of period                    $   11.17          -          -          -     -     -     -     -   $   10.00
Unit value at end of period                          $   11.58  $   11.17
Number of units outstanding at end of period            69,254     10,517

FIDELITY VIP CONTRAFUND - SERVICE CLASS 2
Unit value at beginning of period                    $   10.92  $    8.65  $    9.71          -     -     -     -     -   $   10.00
Unit value at end of period                          $   12.40  $   10.92  $    8.65  $    9.71
Number of units outstanding at end of period           540,747    329,238    181,656     48,780

FIDELITY VIP DYNAMIC CAP APP - SER. CL. 2
Unit value at beginning of period                    $   10.57  $    8.59          -          -     -     -     -     -   $   10.00
Unit value at end of period                          $   10.55  $   10.57  $    8.59
Number of units outstanding at end of period             4,900      3,073      3,106

FIDELITY VIP EQUITY-INCOME- SERVICE CLASS 2
Unit value at beginning of period                    $   10.08  $    7.87  $    9.64          -     -     -     -     -   $   10.00
Unit value at end of period                          $   11.05  $   10.08  $    7.87  $    9.64
Number of units outstanding at end of period           751,530    556,770    347,235     89,239

FIDELITY VIP GROWTH - SERVICE CLASS 2
Unit value at beginning of period                    $    8.45  $    6.47  $    9.42          -     -     -     -     -   $   10.00
Unit value at end of period                          $    8.59  $    8.45  $    6.47  $    9.42
Number of units outstanding at end of period           365,952    362,460    121,212     40,739


                                     P4I-54

                                               2005    2004       2003       2002       2001     2000  1999  1998  1997   INCEPTION
                                               ----    ----       ----       ----       ----     ----  ----  ----  ----   ---------
FIDELITY VIP GROWTH & INCOME - SER. CL. 2
Unit value at beginning of period                         9.87  $    8.11  $    9.90          -     -     -     -     -   $   10.00
Unit value at end of period                          $   10.26  $    9.87  $    8.11  $    9.90
Number of units outstanding at end of period           473,443    262,336    113,847     26,772

FIDELITY VIP GROWTH OPPORTUNITIES - SERVICE
CLASS 2
Unit value at beginning of period                    $    9.39  $    7.36  $    9.58          -     -     -     -     -   $   10.00
Unit value at end of period                          $    9.89  $    9.39  $    7.36  $    9.58
Number of units outstanding at end of period            28,497     21,009     10,430      4,696

FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
Unit value at beginning of period                    $   11.49          -          -          -     -     -     -     -   $   10.00
Unit value at end of period                          $   12.38  $   11.49
Number of units outstanding at end of period           190,138    274,622

FIDELITY VIP INVESTMENT GRADE BOND - SERVICE
CLASS 2
Unit value at beginning of period                            -                                                            $   10.00
Unit value at end of period                          $   10.32
Number of units outstanding at end of period            17,787

FIDELITY VIP MID CAP - SERVICE CLASS 2
Unit value at beginning of period                    $   12.36  $    9.07  $   10.23          -     -     -     -     -   $   10.00
Unit value at end of period                          $   15.19  $   12.36  $    9.07  $   10.23
Number of units outstanding at end of period           397,893    312,716    209,207     39,530

FIDELITY VIP OVERSEAS - SERVICE CLASS 2
Unit value at beginning of period                            -                                      -     -     -     -   $   10.00
Unit value at end of period                          $   11.06
Number of units outstanding at end of period             5,234

FRANKLIN GROWTH & INC. SECURITIES - CL. 2
Unit value at beginning of period                    $   11.73          -          -          -     -     -     -     -   $   10.00
Unit value at end of period                          $   12.79  $   11.73
Number of units outstanding at end of period            89,108     56,286


                                     P4I-55

                                               2005    2004       2003       2002       2001     2000  1999  1998  1997   INCEPTION
                                               ----    ----       ----       ----       ----     ----  ----  ----  ----   ---------
FRANKLIN INCOME SECURITIES - CLASS 2
Unit value at beginning of period                    $   12.58          -          -          -     -     -     -     -   $   10.00
Unit value at end of period                          $   14.11  $   12.58
Number of units outstanding at end of period           362,610    208,303

FRANKLIN LARGE CAP GROWTH SEC. - CLASS 2
Unit value at beginning of period                    $   11.89          -          -          -     -     -     -     -   $   10.00
Unit value at end of period                          $   12.64  $   11.89
Number of units outstanding at end of period            68,991     24,231

FRANKLIN MUTUAL SHARES SECURITIES - CLASS 2
Unit value at beginning of period                    $   12.10          -          -          -     -     -     -     -   $   10.00
Unit value at end of period                          $   13.44  $   12.10
Number of units outstanding at end of period           148,509     69,557

TEMPLETON FOREIGN SECURITIES - CLASS 2
Unit value at beginning of period                    $   12.55          -          -          -     -     -     -     -   $   10.00
Unit value at end of period                          $   14.66  $   12.55
Number of units outstanding at end of period            80,323     26,269

TEMPLETON GROWTH SECURITIES - CLASS 2
Unit value at beginning of period                    $   12.43          -          -          -     -     -     -     -   $   10.00
Unit value at end of period                          $   14.22  $   12.43
Number of units outstanding at end of period           104,979     37,346

J.P. MORGAN BOND
Unit value at beginning of period                    $   11.19  $   10.95  $   10.21          -     -     -     -     -   $   10.00
Unit value at end of period                          $   11.50  $   11.19  $   10.95  $   10.21
Number of units outstanding at end of period           420,872    457,701    369,113     83,068

J.P. MORGAN INTERNATIONAL EQUITY
Unit value at beginning of period                    $   10.26  $    7.86  $    9.77          -     -     -     -     -   $   10.00
Unit value at end of period                          $   11.97  $   10.26  $    7.86  $    9.77
Number of units outstanding at end of period            45,064     27,090      7,503      1,889


                                     P4I-56

                                               2005    2004       2003       2002       2001     2000  1999  1998  1997   INCEPTION
                                               ----    ----       ----       ----       ----     ----  ----  ----  ----   ---------
J.P. MORGAN MID CAP VALUE
Unit value at beginning of period                    $   11.75  $    9.20          -          -     -     -     -     -   $   10.00
Unit value at end of period                          $   14.01  $   11.75  $    9.20
Number of units outstanding at end of period            69,744     17,521      9,225

MFS VIT CAPITAL OPPORTUNITIES - SER. CLASS
Unit value at beginning of period                    $    7.82  $    6.24  $    9.02          -     -     -     -     -   $   10.00
Unit value at end of period                          $    8.63  $    7.82  $    6.24  $    9.02
Number of units outstanding at end of period            86,708     38,930     33,909     15,642

MFS VIT EMERGING GROWTH - SERVICE CLASS
Unit value at beginning of period                    $    7.70  $    6.01  $    9.22          -     -     -     -     -   $   10.00
Unit value at end of period                          $    8.55  $    7.70  $    6.01  $    9.22
Number of units outstanding at end of period            91,257     52,397     35,555      7,528

MFS VIT INVESTORS GROWTH STOCK -SERVICE CLASS
Unit value at beginning of period                    $    8.12  $    6.72  $    9.44          -     -     -     -     -   $   10.00
Unit value at end of period                          $    8.73  $    8.12  $    6.72  $    9.44
Number of units outstanding at end of period            73,887     44,203     11,272      5,271

MFS VIT MID CAP GROWTH -SERVICE CLASS
Unit value at beginning of period                    $    6.84  $    5.08  $    9.11          -     -     -     -     -   $   10.00
Unit value at end of period                          $    7.71  $    6.84  $    5.08  $    9.11
Number of units outstanding at end of period           156,754    162,799     75,309     20,309

MFS VIT NEW DISCOVERY - SERVICE CLASS
Unit value at beginning of period                    $    8.89  $    6.76  $   10.06          -     -     -     -     -   $   10.00
Unit value at end of period                          $    9.31  $    8.89  $    6.76  $   10.06
Number of units outstanding at end of period            93,450     86,265     66,884     17,420

MFS VIT TOTAL RETURN - SERVICE CLASS
Unit value at beginning of period                    $   10.60  $    9.27  $    9.94          -     -     -     -     -   $   10.00
Unit value at end of period                          $   11.59  $   10.60  $    9.27  $    9.94
Number of units outstanding at end of period           599,344    463,627    262,139     48,866


                                     P4I-57

                                               2005    2004       2003       2002       2001     2000  1999  1998  1997   INCEPTION
                                               ----    ----       ----       ----       ----     ----  ----  ----  ----   ---------
PUTNAM VT DISCOVERY GROWTH - CLASS 1B SHARES
Unit value at beginning of period                    $    8.15  $    6.27  $    9.03          -     -     -     -     -   $   10.00
Unit value at end of period                          $    8.64  $    8.15  $    6.27  $    9.03
Number of units outstanding at end of period            27,426     36,037     30,286      4,045

PUTNAM VT THE GEORGE PUTNAM FUND OF
BOSTON-CLASS 1B SHARES
Unit value at beginning of period                    $   11.14          -          -          -     -     -     -     -   $   10.00
Unit value at end of period                          $   11.88  $   11.14
Number of units outstanding at end of period            33,188      3,253


PUTNAM VT GROWTH AND INCOME FUND -CLASS 1B
SHARES
Unit value at beginning of period                    $    9.55  $    7.61  $    9.53          -     -     -     -     -   $   10.00
Unit value at end of period                          $   10.45  $    9.55  $    7.61  $    9.53
Number of units outstanding at end of period           127,116     96,241     66,782     20,057

PUTNAM VT INTERNATIONAL EQUITY - CLASS 1B
SHARES
Unit value at beginning of period                    $    9.95  $    7.85  $    9.68          -     -     -     -     -   $   10.00
Unit value at end of period                          $   11.39  $    9.95  $    7.85  $    9.68
Number of units outstanding at end of period            47,668     38,535     58,048      6,480

PUTNAM VT SMALL CAP VALUE -CLASS 1B SHARES
Unit value at beginning of period                    $   12.08  $    8.19  $   10.17          -     -     -     -     -   $   10.00
Unit value at end of period                          $   15.03  $   12.08  $    8.19  $   10.17
Number of units outstanding at end of period           400,715    200,636    151,888     17,965

PUTNAM VT VOYAGER - CLASS 1B SHARES
Unit value at beginning of period                    $   11.70          -          -          -     -     -     -     -   $   10.00
Unit value at end of period                          $   12.11  $   11.70
Number of units outstanding at end of period            20,347     10,171


                                     P4I-58

                                               2005    2004       2003       2002       2001     2000  1999  1998  1997   INCEPTION
                                               ----    ----       ----       ----       ----     ----  ----  ----  ----   ---------
SCUDDER EAFE EQUITY INDEX - CLASS A
Unit value at beginning of period                    $    9.54  $    7.26  $    9.40          -     -     -     -     -   $   10.00
Unit value at end of period                          $   11.20  $    9.54  $    7.26  $    9.40
Number of units outstanding at end of period            51,780     17,620     17,954      5,261

SCUDDER EAFE EQUITY INDEX -CLASS B
Unit value at beginning of period                    $   10.20  $    7.78          -                                      $   10.00
Unit value at end of period                          $   11.93  $   10.20  $    7.78
Number of units outstanding at end of period           104,695      5,985          -

SCUDDER EQUITY 500 INDEX - CLASS A
Unit value at beginning of period                    $    9.21  $    7.30  $    9.53          -     -     -     -     -   $   10.00
Unit value at end of period                          $   10.04  $    9.21  $    7.30  $    9.53
Number of units outstanding at end of period           182,022    196,611    197,348     42,322

DWS EQUITY 500 INDEX VIP-CLASS B
Unit value at beginning of period                    $   10.52  $    8.35          -          -     -     -     -     -   $   10.00
Unit value at end of period                          $   11.44  $   10.52  $    8.35
Number of units outstanding at end of period           474,668    403,250    222,363

SCUDDER SMALL CAP INDEX- CLASS A
Unit value at beginning of period                    $   11.35  $    7.87  $   10.05          -     -     -     -     -   $   10.00
Unit value at end of period                          $   13.17  $   11.35  $    7.87  $   10.05
Number of units outstanding at end of period            21,250     23,855     22,298      2,706

DWS SMALL CAP INDEX VIP- CLASS B
Unit value at beginning of period                    $   10.96  $    7.61          -          -     -     -     -     -   $   10.00
Unit value at end of period                          $   12.68  $   10.96  $    7.61
Number of units outstanding at end of period            75,214     87,223      1,993

TOUCHSTONE BALANCED
Unit value at beginning of period                    $   11.07  $    9.24          -          -     -     -     -     -   $   10.00
Unit value at end of period                          $   11.95  $   11.07  $    9.24
Number of units outstanding at end of period            61,605     31,766      1,332

TOUCHSTONE BARON SMALL CAP VALUE
Unit value at beginning of period                    $   11.14  $    8.47          -          -     -     -     -     -   $   10.00
Unit value at end of period                          $   14.04  $   11.14  $    8.47
Number of units outstanding at end of period           154,482    103,621     72,718


                                     P4I-59

                                               2005    2004       2003       2002       2001  2000  1999  1998  1997   INCEPTION
                                               ----    ----       ----       ----       ----  ----  ----  ----  ----   ---------
TOUCHSTONE CORE BOND
Unit value at beginning of period                    $   10.68  $   10.47          -       -     -     -     -     -   $   10.00
Unit value at end of period                          $   10.87  $   10.68  $   10.47
Number of units outstanding at end of period            97,024     57,926      6,674

TOUCHSTONE EAGLE CAP APP
Unit value at beginning of period                    $    8.21  $    6.30          -       -     -     -     -     -   $   10.00
Unit value at end of period                          $    9.30  $    8.21  $    6.30
Number of units outstanding at end of period            38,197     42,469     21,232

TOUCHSTONE MID CAP GROWTH
Unit value at beginning of period                    $   11.13  $    7.67          -       -     -     -     -     -   $   10.00
Unit value at end of period                          $   12.29  $   11.13  $    7.67
Number of units outstanding at end of period           112,887     66,114        756

TOUCHSTONE ENHANCED DIVIDEND 30
Unit value at beginning of period                    $   10.62  $    8.17          -       -     -     -     -     -   $   10.00
Unit value at end of period                          $   11.01  $   10.62  $    8.17
Number of units outstanding at end of period           167,840    136,184          -

TOUCHSTONE GROWTH & INCOME
Unit value at beginning of period                    $   10.81  $    8.25          -       -     -     -     -     -   $   10.00
Unit value at end of period                          $   11.72  $   10.81  $    8.25
Number of units outstanding at end of period            74,576     31,848          -

TOUCHSTONE HIGH YIELD
Unit value at beginning of period                    $   11.90  $    9.74          -       -     -     -     -     -   $   10.00
Unit value at end of period                          $   12.85  $   11.90  $    9.74
Number of units outstanding at end of period           384,963    124,089    133,376

TOUCHSTONE MONEY MARKET
Unit value at beginning of period                    $    9.95  $   10.00          -       -     -     -     -     -   $   10.00
Unit value at end of period                          $    9.94  $    9.95  $   10.00
Number of units outstanding at end of period               451        813     73,911


                                     P4I-60

                                               2005    2004       2003       2002       2001     2000  1999  1998  1997   INCEPTION
                                               ----    ----       ----       ----       ----     ----  ----  ----  ----   ---------
TOUCHSTONE MONEY MARKET - SERVICE CLASS
Unit value at beginning of period                    $    9.96          -                                                 $   10.00
Unit value at end of period                          $    9.92  $    9.96
Number of units outstanding at end of period           251,288    325,822

TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period                    $   11.16  $    8.08  $    9.93          -     -     -     -     -   $   10.00
Unit value at end of period                          $   13.85  $   11.16  $    8.08  $    9.93
Number of units outstanding at end of period           586,207    428,861    311,194     57,286

TOUCHSTONE VALUE PLUS
Unit value at beginning of period                    $    9.97  $    7.80          -          -     -     -     -     -   $   10.00
Unit value at end of period                          $   10.86  $    9.97  $    7.80
Number of units outstanding at end of period            68,426     61,804          -

TOUCHSTONE AGGRESSIVE ETF
Unit value at beginning of period                            -                                                            $   10.00
Unit value at end of period                          $   10.27
Number of units outstanding at end of period             6,522

TOUCHSTONE CONSERVATIVE ETF
Unit value at beginning of period                            -                                                            $   10.00
Unit value at end of period                          $   10.16
Number of units outstanding at end of period                 -

TOUCHSTONE ENHANCED ETF
Unit value at beginning of period                            -                                                            $   10.00
Unit value at end of period                          $   10.50
Number of units outstanding at end of period             3,643

TOUCHSTONE MODERATE ETF
Unit value at beginning of period                            -                                                            $   10.00
Unit value at end of period                          $   10.25
Number of units outstanding at end of period             3,841


                                     P4I-61

                                               2005    2004       2003       2002       2001     2000  1999  1998  1997   INCEPTION
                                               ----    ----       ----       ----       ----     ----  ----  ----  ----   ---------
VAN KAMPEN LIT COMSTOCK - CLASS 2
Unit value at beginning of period                    $   12.24  $   10.00          -          -     -     -     -     -   $   10.00
Unit value at end of period                          $   14.17  $   12.24
Number of units outstanding at end of period            81,001     20,908

VAN KAMPEN LIT EMERGING GROWTH -CLASS 2
Unit value at beginning of period.                   $   11.92  $   10.00          -          -     -     -     -     -   $   10.00
Unit value at end of period                          $   12.54  $   11.92
Number of units outstanding at end of period            31,296      3,144

VAN KAMPEN UIF EMERG. MKTS DEBT - CLASS 1
Unit value at beginning of period                    $   14.36  $   11.40  $   10.59          -     -     -     -     -   $   10.00
Unit value at end of period                          $   15.58  $   14.36  $   11.40  $   10.59
Number of units outstanding at end of period            41,845     22,824      8,771      1,019

VAN KAMPEN UIF EMERGING MKTS EQUITY - CLASS 2
Unit value at beginning of period                    $   14.37          -          -          -     -     -     -     -   $   10.00
Unit value at end of period                          $   17.42  $   14.37
Number of units outstanding at end of period            60,000     19,728

VAN KAMPEN UIF U.S. REAL ESTATE - CLASS 1
Unit value at beginning of period                    $   13.55  $   10.00          -          -     -     -     -     -   $   10.00
Unit value at end of period                          $   18.21  $   13.55  $   10.00
Number of units outstanding at end of period           221,712    124,386     60,601


                                     P4I-62

The table below shows Unit Values for certain Variable Account Options at inception, the number of units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period for contracts issued prior to July 16, 2001.

                                                       2004          2003        2002          2001          2000
                                                       ----          ----        ----          ----          ----
FIDELITY VIP ASSET MANAGER- SERVICE CLASS 2
Unit value at beginning of period                             -
Unit value at end of period                         $     10.37
Number of units outstanding at end of period                  -
FIDELITY VIP BALANCED- SERVICE CLASS 2
Unit value at beginning of period                             -
Unit value at end of period                         $     10.50
Number of units outstanding at end of period             49,805

FIDELITY VIP II CONTRAFUND - INITIAL CLASS
Unit value at beginning of period                   $     13.82  $     10.90  $     12.19  $     14.08   $     15.29
Unit value at end of period                         $     15.74  $     13.82  $     10.90  $     12.19   $     14.08
Number of units outstanding at end of period          1,260,440    1,298,178    1,425,302    1,519,016     1,735,357

FIDELITY VIP DYNAMIC CAP APPRECIATION
-SERVICE CLASS 2
Unit value at beginning of period                             -
Unit value at end of period                         $     10.66
Number of units outstanding at end of period             14,692

FIDELITY VIP EQUITY-INCOME - INITIAL CLASS
Unit value at beginning of period                   $     12.28  $      9.55  $     11.66  $     12.43   $     11.62
Unit value at end of period                         $     13.51  $     12.28  $      9.55  $     11.66   $     12.43
Number of units outstanding at end of period          1,276,954    1,346,565    1,422,524    1,532,888     1,303,950

FIDELITY VIP GROWTH - SERVICE CLASS
Unit value at beginning of period                   $      8.11  $      6.19  $      8.99  $     11.08   $     12.63
Unit value at end of period                         $      8.26  $      8.11  $      6.19  $      8.99   $     11.08
Number of units outstanding at end of period            559,111      539,704      468,305      503.508       364,255

FIDELITY VIP III GROWTH & INCOME - INITIAL
CLASS
Unit value at beginning of period                   $     12.13  $      9.93  $     12.07  $     13.41   $     14.11
Unit value at end of period                         $     12.66  $     12.13  $      9.93  $     12.07   $     13.41
Number of units outstanding at end of period            747,678      901,629      952,583    1,130,965     1,111,831

FIDELITY VIP III GROWTH OPPORTUNITIES -
INITIAL CLASS
Unit value at beginning of period                   $      8.86  $      6.91  $      8.97  $     10.62   $     12.98
Unit value at end of period                         $      9.36  $      8.86  $      6.91  $      8.97   $     10.62
Number of units outstanding at end of period            392,637      465,755      472,524      661,779       768,638

                                                       1999          1998        1997          1996       INCEPTION
                                                       ----          ----        ----          ----       ---------
FIDELITY VIP ASSET MANAGER- SERVICE CLASS 2
Unit value at beginning of period                                                                        $     10.00
Unit value at end of period
Number of units outstanding at end of period
FIDELITY VIP BALANCED- SERVICE CLASS 2
Unit value at beginning of period                                                                        $     10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP II CONTRAFUND - INITIAL CLASS
Unit value at beginning of period                   $     12.47  $      9.73                         -   $     10.00
Unit value at end of period                         $     15.29  $     12.47  $      9.73
Number of units outstanding at end of period          1,652,352      893,485      129,361

FIDELITY VIP DYNAMIC CAP APPRECIATION
-SERVICE CLASS 2
Unit value at beginning of period                                                                        $     10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP EQUITY-INCOME - INITIAL CLASS
Unit value at beginning of period                   $     11.08  $     10.06                         -   $     10.00
Unit value at end of period                         $     11.62  $     11.08  $     10.06
Number of units outstanding at end of period          1,571,231    1,206,214      155,520

FIDELITY VIP GROWTH - SERVICE CLASS
Unit value at beginning of period                                          -            -            -   $     10.00
Unit value at end of period                         $     12.63
Number of units outstanding at end of period             54,439

FIDELITY VIP III GROWTH & INCOME - INITIAL
CLASS
Unit value at beginning of period                   $     13.10  $     10.24                         -   $     10.00
Unit value at end of period                         $     14.11  $     13.10  $     10.24
Number of units outstanding at end of period          1,291,885      859,704      119,576

FIDELITY VIP III GROWTH OPPORTUNITIES -
INITIAL CLASS                                                                                        -
Unit value at beginning of period                   $     12.62  $     10.26                             $     10.00
Unit value at end of period                         $     12.98  $     12.62  $     10.26
Number of units outstanding at end of period            948,352      617,513       78,180

                                     P4I-63

                                                       2004          2003        2002          2001          2000
                                                       ----          ----        ----          ----          ----
FIDELITY VIP HIGH INCOME-SERVICE CLASS 2
Unit value at beginning of period                             -
Unit value at end of period                         $     10.75
Number of units outstanding at end of period            377,400

FIDELITY VIP INVESTMENT GRADE BOND -
SERVICE CLASS 2
Unit value at beginning of period                             -
Unit value at end of period                         $     10.33
Number of units outstanding at end of period             58,076

FIDELITY VIP MID CAP
Unit value at beginning of period                   $     19.77  $     14.46  $     16.27  $     17.07   $     12.96
Unit value at end of period                         $     24.33  $     19.77  $     14.46  $     16.27   $     17.07
Number of units outstanding at end of period            599,115      533,623      581,450      581,376       503,449

FIDELITY VIP OVERSEAS - SERVICE CLASS 2
Unit value at beginning of period                             -
Unit value at end of period                         $     11.07
Number of units outstanding at end of period              4,618

FRANKLIN INCOME SECURITIES - CLASS 1
Unit value at beginning of period                   $     12.63  $     10.00            -            -             -
Unit value at end of period                         $     14.22  $     12.63
Number of units outstanding at end of period          2,225,251    2,619,202

FRANKLIN GROWTH & INCOME SECURITIES - CLASS 1
Unit value at beginning of period                   $     11.77  $     10.00            -            -             -
Unit value at end of period                         $     12.88  $     11.77
Number of units outstanding at end of period          1,215,226    1,346,436

FRANKLIN LARGE CAP GROWTH SECURITIES -
CLASS 2
Unit value at beginning of period                   $     11.90  $     10.00            -            -             -
Unit value at end of period                         $     12.67  $     11.90
Number of units outstanding at end of period             32,611       15,672

FRANKLIN MUTUAL SHARES SECURITIES -  CLASS 2
Unit value at beginning of period                   $     12.12  $     10.00            -            -             -
Unit value at end of period                         $     13.46  $     12.12
Number of units outstanding at end of period            155,623      147,344

                                                       1999          1998        1997          1996       INCEPTION
                                                       ----          ----        ----          ----       ---------
FIDELITY VIP HIGH INCOME-SERVICE CLASS 2
Unit value at beginning of period                                                                        $     10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP INVESTMENT GRADE BOND -
SERVICE CLASS 2
Unit value at beginning of period                                                                        $     10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP MID CAP
Unit value at beginning of period                                          -            -            -   $     10.00
Unit value at end of period                         $     12.96
Number of units outstanding at end of period             82,924

FIDELITY VIP OVERSEAS - SERVICE CLASS 2
Unit value at beginning of period                                                                        $     10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN INCOME SECURITIES - CLASS 1
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN GROWTH & INCOME SECURITIES - CLASS
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN LARGE CAP GROWTH SECURITIES -
CLASS 2
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN MUTUAL SHARES SECURITIES -  CLASS 2
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

                                     P4I-64

                                                       2004          2003        2002          2001          2000
                                                       ----          ----        ----          ----          ----
TEMPLETON FOREIGN SECURITIES - CLASS 2
Unit value at beginning of period                   $     12.57  $     10.00            -            -             -
Unit value at end of period                         $     14.69  $     12.57
Number of units outstanding at end of period             98,229       82,198

TEMPLETON GROWTH SECURITIES - CLASS 2
Unit value at beginning of period                   $     12.45  $     10.00            -            -             -
Unit value at end of period                         $     14.24  $     12.45
Number of units outstanding at end of period             97,800       32,447

J.P. MORGAN BOND
Unit value at beginning of period                   $     13.38  $     13.08  $     12.19  $     11.55   $     10.60
Unit value at end of period                         $     13.77  $     13.38  $     13.08  $     12.19   $     11.55
Number of units outstanding at end of period          1,113,114    1,458,561    2,171,151    1,972,807     1,491,565

J.P. MORGAN INTERNATIONAL EQUITY
Unit value at beginning of period                   $      9.01  $      6.90  $      8.56  $     10.73   $     12.93
Unit value at end of period                         $     10.53  $      9.01  $      6.90  $      8.56   $     10.73
Number of units outstanding at end of period            307,492      354,180      237,950      293,390       324,546

J.P. MORGAN MID CAP VALUE
Unit value at beginning of period                             -
Unit value at end of period                         $     11.50
Number of units outstanding at end of period             20,203

MFS CAPITAL OPPORTUNITIES - SERVICE CLASS
Unit value at beginning of period                   $      5.71  $      4.55  $      6.58  $      8.73             -
Unit value at end of period                         $      6.31  $      5.71  $      4.55  $      6.58   $      8.73
Number of units outstanding at end of period            366,428      304,705      374,754      560,187       477,460

MFS EMERGING GROWTH - SERVICE CLASS
Unit value at beginning of period                   $      4.38  $      3.42  $      5.24  $      8.00
Unit value at end of period                         $      4.87  $      4.38  $      3.42  $      5.24   $      8.00
Number of units outstanding at end of period            217,863      294,322      267,341      337,119       279,091

MFS INVESTORS GROWTH - SERVICE CLASS
Unit value at beginning of period                             -
Unit value at end of period                         $     10.89
Number of units outstanding at end of period                  -

MFS MID CAP GROWTH - SERVICE CLASS
Unit value at beginning of period                   $      5.89  $      4.37  $      7.83  $      9.63             -
Unit value at end of period                         $      6.64  $      5.89  $      4.37  $      7.83          9.63
Number of units outstanding at end of period            469,098      657,600      524,185      870,222       479,615

                                                       1999          1998        1997          1996         INCEPTION
                                                       ----          ----        ----          ----         ---------
TEMPLETON FOREIGN SECURITIES - CLASS 2
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

TEMPLETON GROWTH SECURITIES - CLASS 2
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

J.P. MORGAN BOND
Unit value at beginning of period                   $     10.85  $     10.19            -            -   $     10.00
Unit value at end of period                         $     10.60  $     10.85  $     10.19
Number of units outstanding at end of period          1,890,368    1,499,874      418,029

J.P. MORGAN INTERNATIONAL EQUITY
Unit value at beginning of period                   $      9.59  $      9.28                         -   $     10.00
Unit value at end of period                         $     12.93  $      9.59  $      9.28
Number of units outstanding at end of period            345,201      137,064       41,664

J.P. MORGAN MID CAP VALUE
Unit value at beginning of period                                                                        $     10.00
Unit value at end of period
Number of units outstanding at end of period

MFS CAPITAL OPPORTUNITIES - SERVICE CLASS
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

MFS EMERGING GROWTH - SERVICE CLASS
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

MFS INVESTORS GROWTH - SERVICE CLASS
Unit value at beginning of period                                                                        $     10.00
Unit value at end of period
Number of units outstanding at end of period

MFS MID CAP GROWTH - SERVICE CLASS
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

                                     P4I-65

                                                       2004          2003        2002          2001          2000
                                                       ----          ----        ----          ----          ----
MFS NEW DISCOVERY - SERVICE CLASS
Unit value at beginning of period                   $      7.68  $      5.83  $      8.67  $      9.27             -
Unit value at end of period                         $      8.04  $      7.68  $      5.83  $      8.67   $      9.27
Number of units outstanding at end of period            186,826      235,136      392,709      417,974       214,134

MFS TOTAL RETURN - SERVICE CLASS
Unit value at beginning of period                             -
Unit value at end of period                         $     10.93
Number of units outstanding at end of period              8,700

PUTNAM VT DISCOVERY GROWTH - CLASS 1B SHARES
Unit value at beginning of period                   $      8.10  $      6.22            -            -             -
Unit value at end of period                         $      8.59  $      8.10  $      6.22
Number of units outstanding at end of period              8,934       16,311       31,563

PUTNAM VT GEORGE PUTNAM FUND OF BOSTON -
CLASS 1B SHARES
Unit value at beginning of period                   $     11.15  $     10.00            -            -             -
Unit value at end of period                         $     11.90  $     11.15
Number of units outstanding at end of period             35,158       37,655

PUTNAM VT GROWTH & INCOME - CLASS 1B SHARES
Unit value at beginning of period                   $      9.55  $      7.60  $      9.53            -             -
Unit value at end of period                         $     10.47  $      9.55  $      7.60  $      9.53
Number of units outstanding at end of period             69,546       89,369       63,833       20,057

PUTNAM VT INTERNATIONAL EQUITY - CLASS 1B
SHARES
Unit value at beginning of period                   $      9.88  $      7.79            -            -             -
Unit value at end of period                         $     11.32  $      9.88  $      7.79
Number of units outstanding at end of period            115,827      127,864      175,238

PUTNAM VT SMALL CAP VALUE - CLASS 1B SHARES
Unit value at beginning of period                   $     12.15  $      8.23  $     10.21            -
Unit value at end of period                         $     15.13  $     12.15  $      8.23  $     10.21
Number of units outstanding at end of period            325,902      280,486      248,600       72,568

PUTNAM VT VOYAGER - CLASS 1B SHARES
Unit value at beginning of period                   $     11.71  $     10.00            -            -             -
Unit value at end of period                         $     12.14  $     11.71
Number of units outstanding at end of period             22,932        7,883

                                                       1999          1998        1997          1996        INCEPTION
                                                       ----          ----        ----          ----        ---------
MFS NEW DISCOVERY - SERVICE CLASS
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

MFS TOTAL RETURN - SERVICE CLASS
Unit value at beginning of period                                                                        $     10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT DISCOVERY GROWTH - CLASS 1B SHARES
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT GEORGE PUTNAM FUND OF BOSTON -
CLASS 1B SHARES
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT GROWTH & INCOME - CLASS 1B SHARES
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT INTERNATIONAL EQUITY - CLASS 1B
SHARES
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT SMALL CAP VALUE - CLASS 1B SHARES
Unit value at beginning of period                                                                        $     10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT VOYAGER - CLASS 1B SHARES
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

                                     P4I-66

                                                       2004          2003        2002          2001          2000
                                                       ----          ----        ----          ----          ----
SCUDDER VIT EAFE EQUITY INDEX- CLASS A
Unit value at beginning of period                   $      8.84  $      6.72  $      8.69  $     11.70   $     14.22
Unit value at end of period                         $     10.38  $      8.84  $      6.72  $      8.69   $     11.70
Number of units outstanding at end of period          1,456,820      229,212      261,235      257,086       247,563

SCUDDER VIT EQUITY 500 INDEX - CLASS A
Unit value at beginning of period                   $     11.51  $      9.10  $     11.88  $     13.71   $     15.32
Unit value at end of period                         $     12.56  $     11.51  $      9.10  $     11.88   $     13.71
Number of units outstanding at end of period          1,451,504    1,634,520    1,911,120    2,357,487     2,509,913

SCUDDER VIT SMALL CAP INDEX - CLASS A
Unit value at beginning of period                   $     11.67  $      8.08  $     10.31  $     10.24   $     10.80
Unit value at end of period                         $     13.55  $     11.67  $      8.08  $     10.31   $     10.24
Number of units outstanding at end of period            389,511      461,729      425,605      491,217       528,324

TOUCHSTONE BALANCED
Unit value at beginning of period                   $     11.08  $      9.24            -            -             -
Unit value at end of period                         $     11.99  $     11.08  $      9.24
Number of units outstanding at end of period            172,707      143,674       61,716

TOUCHSTONE BARON SMALL CAP VALUE
Unit value at beginning of period                   $     20.05  $     15.23            -            -             -
Unit value at end of period                         $     25.28  $     20.05  $     15.23
Number of units outstanding at end of period            185,980      203,229      236,032

TOUCHSTONE CORE BOND
Unit value at beginning of period                   $     10.70  $     10.48            -            -             -
Unit value at end of period                         $     10.90  $     10.70  $     10.48
Number of units outstanding at end of period            109,117      163,286      184,869

TOUCHSTONE EMERGING GROWTH
Unit value at beginning of period                   $     11.15  $      7.67            -            -             -
Unit value at end of period                         $     12.32  $     11.15  $      7.67
Number of units outstanding at end of period             98,578       85,135       39,566

TOUCHSTONE ENHANCED DIVIDEND 30
Unit value at beginning of period                   $     10.64  $      8.18            -            -             -
Unit value at end of period                         $     11.04  $     10.64
Number of units outstanding at end of period          1,355,134    1,681,322

TOUCHSTONE GROWTH & INCOME
Unit value at beginning of period                   $     10.82  $      8.26            -            -             -
Unit value at end of period                         $     11.76  $     10.82  $      8.26
Number of units outstanding at end of period             56,631       58,552       24,042

                                                       1999          1998        1997          1996        INCEPTION
                                                       ----          ----        ----          ----        ---------
SCUDDER VIT EAFE EQUITY INDEX- CLASS A
Unit value at beginning of period                   $     11.30  $      9.42                         -   $     10.00
Unit value at end of period                         $     14.22  $     11.30  $      9.42
Number of units outstanding at end of period            240,439      177,704       19,652

SCUDDER VIT EQUITY 500 INDEX - CLASS A
Unit value at beginning of period                   $     12.90  $     10.16                         -   $     10.00
Unit value at end of period                         $     15.32  $     12.90  $     10.16
Number of units outstanding at end of period          2,454,241    1,563,771      224,706

SCUDDER VIT SMALL CAP INDEX - CLASS A
Unit value at beginning of period                   $      9.11  $      9.44                         -   $     10.00
Unit value at end of period                         $     10.80  $      9.11  $      9.44
Number of units outstanding at end of period            456,819      389,699       70,238

TOUCHSTONE BALANCED
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE BARON SMALL CAP VALUE
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE CORE BOND
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE EMERGING GROWTH
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE ENHANCED DIVIDEND 30
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE GROWTH & INCOME
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

                                     P4I-67

                                                       2004          2003        2002          2001          2000
                                                       ----          ----        ----          ----          ----
TOUCHSTONE HIGH YIELD
Unit value at beginning of period                   $     11.92  $      9.75            -            -             -
Unit value at end of period                         $     12.88  $     11.92  $      9.75
Number of units outstanding at end of period            534,408    1,048,075      723,541

TOUCHSTONE EAGLE CAP APPRECIATION
Unit value at beginning of period                   $     17.19  $     13.17  $     19.21  $     27.02   $     35.32
Unit value at end of period                         $     19.48  $     17.19  $     13.17  $     19.21   $     27.02
Number of units outstanding at end of period            604,193      725,005      813,251    1,023,394     1,230,280

TOUCHSTONE MONEY MARKET
Unit value at beginning of period                   $      9.97  $     10.00            -            -             -
Unit value at end of period                         $      9.97  $      9.97
Number of units outstanding at end of period            741,819    1,202,155

TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period                   $     33.35  $     24.11  $     29.62  $     26.06   $     23.76
Unit value at end of period                         $     41.43  $     33.35  $     24.11  $     29.62   $     26.06
Number of units outstanding at end of period            656,051      741,076      780,658      934,887       620,186

TOUCHSTONE VALUE PLUS
Unit value at beginning of period                   $      9.98  $      7.80            -            -             -
Unit value at end of period                         $     10.89  $      9.98  $      7.80
Number of units outstanding at end of period            464,320      541,792        6,205

TOUCHSTONE AGGRESSIVE ETF
Unit value at beginning of period                             -
Unit value at end of period                         $     10.27
Number of units outstanding at end of period             23,909

TOUCHSTONE CONSERVATIVE ETF
Unit value at beginning of period                             -
Unit value at end of period                         $     10.16
Number of units outstanding at end of period                  -

TOUCHSTONE ENHANCED ETF
Unit value at beginning of period                             -
Unit value at end of period                         $     10.50
Number of units outstanding at end of period                193

TOUCHSTONE MODERATE ETF
Unit value at beginning of period                             -
Unit value at end of period                         $     10.25
Number of units outstanding at end of period              2,011

                                                       1999          1998        1997          1996        INCEPTION
                                                       ----          ----        ----          ----        ---------
TOUCHSTONE HIGH YIELD
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE EAGLE CAP APPRECIATION
Unit value at beginning of period                   $     26.42  $     19.74  $     14.85            -   $     10.00
Unit value at end of period                         $     35.32  $     26.42  $     19.74  $     14.85
Number of units outstanding at end of period          1,214,898    1,345,118    1,295,185    1,184,119

TOUCHSTONE MONEY MARKET
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period                   $     27.42  $     23.47  $     18.24            -   $     10.00
Unit value at end of period                         $     23.76  $     27.42  $     23.47  $     18.24
Number of units outstanding at end of period            930,696    1,385,723    1,278,296    1,119,634

TOUCHSTONE VALUE PLUS
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE AGGRESSIVE ETF                                                                                $     10.00
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE CONSERVATIVE ETF
Unit value at beginning of period                                                                        $     10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE ENHANCED ETF
Unit value at beginning of period                                                                        $     10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE MODERATE ETF
Unit value at beginning of period                                                                        $     10.00
Unit value at end of period
Number of units outstanding at end of period

                                     P4I-68

                                                       2004          2003        2002          2001          2000
                                                       ----          ----        ----          ----          ----
VAN KAMPEN LIT COMSTOCK- CLASS 2
Unit value at beginning of period                   $     12.25  $     10.00            -            -             -
Unit value at end of period                         $     14.20  $     12.25
Number of units outstanding at end of period             62,173       32,215

VAN KAMPEN LIT EMERGING GROWTH - CLASS 2
Unit value at beginning of period                   $     11.93  $     10.00            -            -             -
Unit value at end of period                         $     12.56  $     11.93
Number of units outstanding at end of period             18,299        7,394

VAN KAMPEN UIF EMERGING MARKETS DEBT
Unit value at beginning of period                   $     13.50  $     10.70  $      9.93  $      9.14   $      8.32
Unit value at end of period                         $     14.65  $     13.50  $     10.70  $      9.93   $      9.14
Number of units outstanding at end of period            147,431      199,349      201,513      150,281       192,477

VAN KAMPEN UIF EMERGING MARKETS EQUITY -
CLASS 2
Unit value at beginning of period                   $     14.39  $     10.00            -            -             -
Unit value at end of period                         $     17.46  $     14.39
Number of units outstanding at end of period             19,454       14,038

VAN KAMPEN UIF U.S. REAL ESTATE
Unit value at beginning of period                   $     15.92  $     11.73  $     11.99  $     11.07   $      8.68
Unit value at end of period                         $     21.42  $     15.92  $     11.73  $     11.99   $     11.07
Number of units outstanding at end of period            322,320      331,092      376,700      339,600       238,338

                                                       1999          1998        1997          1996        INCEPTION
                                                       ----          ----        ----          ----        ---------
VAN KAMPEN LIT COMSTOCK- CLASS 2
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN LIT EMERGING GROWTH - CLASS 2
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIF EMERGING MARKETS DEBT                                                                     $     10.00
Unit value at beginning of period                   $      6.52  $      9.23
Unit value at end of period                         $      8.32  $      6.52  $      9.23
Number of units outstanding at end of period            310,684      607,509      653,365

VAN KAMPEN UIF EMERGING MARKETS EQUITY -
CLASS 2
Unit value at beginning of period                             -            -            -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIF U.S. REAL ESTATE                                                                          $     10.00
Unit value at beginning of period                   $      8.93  $     10.15
Unit value at end of period                         $      8.68  $      8.93  $     10.15
Number of units outstanding at end of period            234,609      252,794       67,357

THE JP MORGAN SERIES TRUST II MID CAP VALUE IS CLOSED EFFECTIVE MAY 1, 2006 AND WILL NO LONGER ACCEPT CONTRIBUTIONS.

                                     P4I-69

APPENDIX B

                    ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

             Contribution:              $ 50,000.00

             GRO Account duration:      7 Years

             Guaranteed Interest Rate:  5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment and the contingent withdrawal charge may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under "Table of Annual Fees and Expenses" in this Prospectus. In these examples, the withdrawal occurs at the end of the three year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers. Contingent withdrawal charges don't apply to transfers.

The GRO Value for this $50,000 contribution is $70,355.02 at the expiration of the GRO Account. After three years, the GRO Value is $57,881.25. It is also assumed for these examples that you haven't made any prior partial withdrawals or transfers.

The Market Value Adjustment will be based on the rate we are crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we don't declare a rate for the exact time remaining, we'll use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account. These examples also show the withdrawal charge, which would be calculated separately.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and that at that time, we're crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

     -0.0551589 = [(1 + .05)(TO THE POWER OF 48/12) /
                   (1 + .0625 + .0025)(TO THE POWER OF 48/12)] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

     -$3,192.67 = -0.0551589 X $57,881.25

The Market Adjusted Value would be:

     $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

     $3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be:

     $51,688.58 = $57,881.25 - $3,192.67 - $3,000.00

                                     P4I-70

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

     $8,682.19 = $57,881.25 X .15

     Free Amount = $8,682.19

The non-free amount would be:

     $11,317.81 = $20,000.00 - $8,682.19

The Market Value Adjustment, which is only applicable to the non-free amount, would be

     - $624.28 = -0.0551589 X $11,317.81

The withdrawal charge would be:

     $762.26 = [($11,317.81+ $624.28)/(1 - .06)] - ($11,317.81+ 624.28)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

     $21,386.54 = $20,000.00 + $624.28 + $762.26

The ending Account Value would be:

     $36,494.71 = $57,881.25 - $21,386.54

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we're crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

     .0290890 = [(1 + .05)(TO THE POWER OF 48/12) /
                 (1 + .04 + .0025)(TO THE POWER OF 48/12)] - 1

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

     $1,683.71 = .0290890 X $57,881.25

The Market Adjusted Value would be:

     $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

     $3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be:

     $56,564.96 = $57,881.25 + $1,683.71 - $3,000.00

                                     P4I-71

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

                   Free Amount =   $ 8,682.19

               Non-Free Amount =   $11,317.81

     The Market Value Adjustment would be:

           $329.22 = .0290890 X $11,317.81

     The withdrawal charge would be:

           $701.40 = [($11,317.81 - $329.22)/(1 - .06)] - ($11,317.81 - $329.22)

     Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

           $20,372.18 = $20,000.00 - $329.22 + $701.40

      The ending Account Value would be:

           $37,509.07 = $57,881.25 - $20,372.18

     Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below the Minimum Value.

THE ABOVE EXAMPLES WILL BE ADJUSTED TO COMPLY WITH APPLICABLE STATE REGULATION REQUIREMENTS FOR CONTRACTS ISSUED IN CERTAIN STATES.

                                     P4I-72

APPENDIX C

ENHANCED EARNINGS BENEFIT CALCULATION EXAMPLE

The following is an additional example of how the Enhanced Earnings Benefit ("EEB") will be calculated and paid.

A.   EEB in conjunction with Highest Anniversary Death Benefit

     Net Premium = $50,000
     Account Value upon presentation of proof of death = $60,000
     Highest Anniversary Value = $70,000
     Gain = $10,000 ($60,000 - $50,000)
     Assume a 40% benefit (meaning that the Annuitant was between ages 0-69 on the Contract Date)
     EEB Benefit = $4,000 (40% x $10,000)
     Total Payment to Beneficiaries $74,000 ($70,000 + $4,000)

                                     P4I-73

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2006


                                       FOR

                                    PINNACLE

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                        INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                     FUNDED THROUGH ITS SEPARATE ACCOUNT II

                                TABLE OF CONTENTS


                                                                                  PAGE
Part 1 - Integrity and Custodian                                                     2
Part 2 - Distribution of the Contracts                                               2
Part 3 - Asset Allocation Program                                                    2
Part 3 - Performance Information                                                     3
Part 4 - Determination of Accumulation Unit Values                                   7
Part 5 - Distributions Under Tax-Favored Retirement Programs                         7
Part 6 - Financial Statements                                                        8



This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2006. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company (INTEGRITY), P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583.

PART 1 - INTEGRITY AND CUSTODIAN


Integrity Life Insurance Company (Integrity) is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities. Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio, 45202. Integrity, the depositor of Separate Account II is a wholly owned subsidiary of The Western and Southern Life Insurance Company (W&S), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.Integrity is the custodian for the shares of Portfolios owned by Separate Account II. The shares are held in book-entry form.


Reports and marketing materials, from time to time, may include information concerning the rating of Integrity, as determined by A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. However, Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.

TAX STATUS OF INTEGRITY


Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the CODE). Since the Separate Accounts aren't separate entities from us, and their operations form a part of us, they aren't taxed separately as "regulated investment companies" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Accounts are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, the Separate Accounts' investment income, including realized net capital gains, isn't taxed to us. We can make a tax deduction if federal tax laws change to include these items in our taxable income.


PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc., an indirect wholly owned subsidiary of W&S, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. Touchstone Securities' address is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. The contracts are offered through Touchstone Securities on a continuous basis.


We generally pay a maximum distribution allowance of 7.5% of initial contributions, plus .50% trail commission paid on Account Value after the eighth Contract Year. Products sold through different distribution channels have different compensation structures, and in certain cases, we may pay no distribution allowance at all. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $20,409,914 in 2005, $19,986,052 in 2004 and $19,514,638 in 2003. Touchstone Securities didn't retain distribution allowances during these years. Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods. Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on premiums paid, but no more than .25%, for enhanced access to their registered representatives. The broker-dealer firms are Cadaret Grant, Securities America Inc., Summit Equities, National Equity Advisors, Investacorp, Central Jersey Financial, Stifel, Nicolaus and Company, Centaurus Financial, First Financial Planners, and Sterne, Agee & Leach. We also pay Linsco/Private Ledger .40% on separate account assets for which their registered representatives are agents of record.


PART 3 - ASSET ALLOCATION PROGRAM

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap stocks, small cap stocks, foreign stocks, investment grade bonds, high income bonds, short term government securities and so on). Historically, diversification among several different asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance. PortfolioNavigatorsSM, our asset allocation program, was developed by FundQuest, an independent investment management firm. FundQuest created seven model portfolios based on various levels of risk tolerance. A financial professional can use FundQuest's Client Profile Questionnaire to determine his or her client's financial personality and risk tolerance. Once a person has allocated their contract's account value to a model, he or she will receive periodic suggestions from FundQuest about rebalancing or reallocating their holdings, as FundQuest continues to evaluate the model portfolios over time. In order to remain in the model portfolio, the owner of the contract must provide affirmative consent to us to have their account value reallocated to remain with FundQuest's recommended model portfolio.

The seven models are:

DIVERSIFIED EQUITY

Focused on creating the greatest amount of capital appreciation possible, this aggressive portfolio is fully invested in equities at all times. Therefore, potential investors should be willing to accept a high level of risk and have a full understanding of the volatile nature of equity-based investments.

DIVERSIFIED EQUITY WITH INCOME

Focused on principal growth, yet tempered with a light emphasis on income, this portfolio maintains a rough 80/20 mix of equity to fixed income assets. Potential investors should be willing to accept a high level of risk and have a full understanding of the volatile nature of equity-based investments.

BALANCED EQUITY

Focused on principal growth with an additional focus on income, this portfolio utilizes fixed assets to generate income and reduce overall volatility. Potential investors should have a full understanding of the volatile nature of equity-based investments.

BALANCED

Focused on maintaining a balance between equity and fixed income, this portfolio is structured to provide some growth and generate income to help lower potential volatility. The equity portion is weighted more toward large-cap investments.

DIVERSIFIED INCOME

Focused on income with some principal growth, this portfolio's core strategy centers on fixed income, thus lowering the overall volatility of the portfolio. Equity assets provide for a moderate, long-term growth of principal and favors large companies over small.

INCOME

Focused on income, this portfolio lists growth of principal as only a secondary concern. Fixed income assets form the core of this portfolio, generating a steady stream of fixed income. A small investment in equity assets provides the opportunity for modest long-term growth of principal.

CAPITAL PRESERVATION

Focused almost entirely on fixed income, this portfolio maintains a roughly 80/20 ratio of income to growth. The fixed assets are further diversified by quality and duration, while a minimal amount is allocated to equity assets for a small amount of growth potential. Volatility is expected to be low in this portfolio with little capital appreciation potential.

PART 4 - PERFORMANCE INFORMATION


Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its units in advertisements or in other information furnished to shareholders. The Money Market Option may also from time to time include the Yield and Effective Yield of its units in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. We may also report performance information for the PortfolioNavigators(SM) models described above. At any time in the future, total return and yields may be higher or lower than in the past. Historical performance does not predict future results.


TOTAL RETURNS

Total returns reflect all aspects of the return of a Variable Account Option (Option) , including the automatic reinvestment by the Option of all distributions and the deduction of all applicable charges to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if applicable. Total returns may be shown at the same time that don't take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return and for three years except total return will assume an initial investment of $50,000 and won't reflect the deduction of any applicable contingent withdrawal charge, which, if reflected, would decrease the level of performance shown. The contingent withdrawal charge isn't reflected because the contracts are designed for long-term investment. We use an assumed initial investment of $50,000 because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the annual administrative charge is a fixed per contract charge. For purposes of determining these investment results, the actual investment performance of each fund is reflected as of the date each fund commenced operations, although the Contracts weren't available at that time.


An AVERAGE ANNUAL TOTAL RETURN shows the hypothetical yearly return that would produce the same cumulative total return if the Investment Option experienced exactly the same return each year for the entire period shown. Because the performance will fluctuate on a year-by-year basis, the average annual total returns tend to show a smooth result that won't mirror the actual performance, even though the end result will be the same. Investors should realize that the Option's performance isn't constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period illustrated. Average annual returns are calculated pursuant to the following formula: P(1+T)(TO THE POWER OF n) = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

CUMULATIVE TOTAL RETURNS are UNAVERAGED and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

YIELDS

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or the imposition of any contingent withdrawal charge. Yields are annualized and stated as a percentage.

CURRENT YIELD and EFFECTIVE YIELD may be calculated for the Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the BASE PERIOD), and stated as a percentage of the investment at the start of the base period (the BASE PERIOD RETURN). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

        Effective Yield = {(Base Period Return) + 1)(TO THE POWER OF 365/7)} - 1

PERFORMANCE COMPARISONS

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's

Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. (LIPPER) or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally don't reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may, from time to time, also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in LIPPER PERFORMANCE ANALYSIS. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as BARRON'S, BUSINESS WEEK, CDA TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER'S DIGEST, DOW JONES INDUSTRIAL AVERAGE, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, HULBERT'S FINANCIAL DIGEST, INSTITUTIONAL INVESTOR, INVESTORS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGE'S INVESTMENT ADVISER, VALUE LINE, THE WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANY SERVICE AND USA TODAY.

The performance figures described above may also be used to compare the performance of an Option's units against certain widely recognized standards or indices for stock and bond market performance. Following are representative indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the total market value of 500 stocks compared to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International All Country World Index Free (ex-U.S.) is an unmanaged index that measures developed and emerging foreign stock market performance.


The Lehman Brothers Government Bond Index (the LEHMAN GOVERNMENT INDEX) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign-targeted issues aren't included in the Lehman Government Index.


The Lehman Brothers Government/Corporate Bond Index (the LEHMAN
GOVERNMENT/CORPORATE INDEX) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (INVESTMENT GRADE) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the LEHMAN GOVERNMENT/CORPORATE INTERMEDIATE INDEX) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and
9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the VALUE LINE INVESTMENT SURVEY.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Historical data supplied by the research departments of various broker dealers, analysts or pricing services, including but not limited to First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch and Bloomberg L.P.

In reports or other communications to shareholders, the Funds may also describe general economic and market conditions affecting the Portfolios and may compare the performance of the Portfolios with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this SAI, or (4) data developed by Integrity or any of the portfolio advisers derived from such indices or averages.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

Integrity may, from time to time, use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. These illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We can republish figures independently provided by Morningstar or any similar agency or service.

PART 5 - DETERMINATION OF ACCUMULATION UNIT VALUES


The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern Time. Each Option's accumulation unit value is calculated separately. For all Options other than the Money Market Option, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. For the Money Market Option, accumulation unit value is computed by dividing the value of the investments and other assets minus liabilities by the number of units outstanding. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 6 - DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMS

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70 1/2, or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70 1/2. Certain TSA funds can be deferred until age 75. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.


The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution of minimum amounts from Roth IRAs when the owner reaches age 70 1/2.

Distributions from a tax-favored plan (not including a Traditional IRA or a Roth
IRA) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the payee directs the transfer of the amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the payee doesn't elect to have withholding apply.

We aren't permitted to make distributions from a contract unless you make a request. It's your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules.

This description of the federal income tax consequences of the different types of tax-favored retirement plans that can be funded by the contract is only a brief summary and isn't intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective owner considering adopting a plan and buying a contract to fund the plan should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 7 - FINANCIAL STATEMENTS

This section will be supplemented in April, 2006 with a filing pursuant to Rule 485(b) to include updated information regarding our independent registered public accounting firm for Separate Account II and Integrity, as well as updated audited financial statements and the opinion of the independent registered public accounting firm on such financial statements.


The financial statements of Integrity should be distinguished from the financial statements of the Separate Accounts and should be considered only as they relate to the ability of Integrity to meet its obligations under the contracts. They shouldn't be considered as relating to the investment performance of the assets held in the Separate Accounts.

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)       FINANCIAL STATEMENTS INCLUDED IN PART A:


          Part 1 - Condensed Financial Information for the Portfolios


          FINANCIAL STATEMENTS INCLUDED IN PART B:

          SEPARATE ACCOUNT II:

          Report of Independent Registered Public Accounting Firm Statement of Assets and Liabilities as of December 31, 2004 Statement of Operations for the Year Ended December 31, 2004 Statements of Changes in Net Assets for the Years Ended December 31, 2004 and 2003
          Notes to Financial Statements

          INTEGRITY LIFE INSURANCE COMPANY:

          Report of Independent Registered Public Accounting Firm
          Balance Sheets (Statutory Basis) as of December 31, 2004 and 2003 Statements of Operations (Statutory Basis) for the Years Ended
                     December 31, 2004 and 2003
          Statements  of Changes in Capital and Surplus (Statutory Basis) for
                     the Years Ended December 31, 2004 and 2003
          Statements of Cash Flows (Statutory Basis) for the Years Ended
                     December 31, 2004 and 2003
          Notes to Financial Statements (Statutory Basis)

          (b)        EXHIBITS:

          The following exhibits are filed herewith:


          1. Resolutions of the Board of Directors of Integrity Life Insurance Company (Integrity) and Certification of the Chief Executive Officer authorizing the establishment of Separate Account II, the Registrant. Incorporated by reference to Registrant's Form N-4 registration statement filed on August 24, 1992.


          2.         Not applicable.


          3.(a) Form of Selling/General Agent Agreement between Integrity and Paine Webber Incorporated. Incorporated by reference to Registrant's pre-effective amendment no. 1 registration statement on Form N-4 filed on November 9, 1992.

          3.(b) Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities Corporation dated March 3, 2000, filed herewith.


          4.(a) Form of trust agreement. Incorporated by reference to Registrant's Form N-4 registration statement filed on August 24, 1992.

          4.(b) Form of group variable annuity contract. Incorporated by reference to pre-effective amendment no. 1 to Registrant's Form N-4 registration statement filed on November 9, 1992.

          4.(c) Form of variable annuity certificate. Incorporated by reference to Registrant's N-4 registration statement filed on August 24, 1992.

          4.(d) Form of individual variable annuity contract. Incorporated by reference to pre-effective amendment no. 1 to Registrant's Form N-4 registration statement
                     (File No. 33-51270), filed on November 9, 1992.

          4.(e) Forms of riders to certificate for qualified plans. Incorporated by reference to pre-effective amendment no. 1 to Registrant's Form N-4 registration statement filed on November 9, 1992.

          4.(f) Form of rider for use in certain states eliminating the Guarantee Period Options. Incorporated by reference to Form N-4 registration statement (File No. 33-56654).

          4.(g) Alternate form of variable annuity contract for use in certain states. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51268) on May 1, 1996.


          4.(h) Form of Guaranteed Minimum Accumulation Benefit Rider, filed herewith.


          5. Form of application. Incorporated by reference to post-effective amendment no. 1 to Form S-1 registration statement (File No. 33-51270).

          6.(a) Certificate of Incorporation of Integrity. Incorporated by reference to post-effective amendment no. 4 to Registrant's Form N-4 registration statement (File No. 51268), filed on April 28, 1995.

          6.(b) By-Laws of Integrity. Incorporated by reference to post-effective amendment no. 4 to Registrant's Form N-4 registration statement (File No. 33-51268), filed on April 28, 1995.

          7.(a) Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company (CIGNA). Incorporated by reference to post-effective amendment no. 4 to Registrant's Form N-4 registration statement (File No. 33-51268), filed on April 28, 1995.

          7.(b) Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company (CIGNA) effective January 1, 1995. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51268) on May 1, 1996.


          8.(a) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation ("FDC") and Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Form N-4 registration statement of Separate Account I of Integrity (File No. 33-8903), filed on February 28, 1992.

          8.(b) Participation Agreement Among Variable Insurance Products Fund II, FDC and Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Form N-4 registration statement of Separate Account I of Integrity (File No. 33-8903), filed on
                     February 28, 1992.

          8.(c) Amendment No. 1 to Participation Agreements Among Variable Insurance Products Fund, Variable Insurance Products
                     Fund II, FDC, and Integrity. Incorporated by reference from Form N-4 registration statement of Separate Account I of Integrity (File No. 33-56654), filed on May 1, 1996.

          8.(d) Participation Agreement Among Variable Insurance Products Fund III, FDC and Integrity, dated February 1, 1997. Incorporated by reference from Form N-4 registration statement of Separate Account I of Integrity (File No. 33-56658), filed on May 1, 1997.

          8.(e) Form of Participation Agreement among Franklin Templeton Variable Insurance Products

                     Trust, Franklin Templeton Distributor, Inc., Touchstone Securities, Inc. and Integrity dated January 6, 2003, amended May 4, 2004, filed herewith.

          8.(f) Form of Participation Agreement Between JPM Series Trust II and Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51268) on April 28, 1999.

          8(g) Form of Participation Agreement between MFS Variable Insurance Trust, Massachusetts Financial Services Company and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-51268) filed April 24, 2000.

          8.(h) Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc. and Integrity dated January 1, 2001, filed herewith.

          8.(i) Form of Participation Agreement among Touchstone Variable Series Trust and Integrity dated April 30, 2001 incorporated by reference to Registrant's registration statement on Form N-4 (File No. 333-44876) filed May 1, 2001.

          8.(j) Form of Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and Integrity dated October 2, 1997, amended May 1, 2001 and May 1, 2002, filed herewith.

          8.(k) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co., Inc., Morgan Stanley Investment Management, Inc. and Integrity, dated January 2, 2003, filed herewith.

          8.(l) Form of Participation Agreement among Van Kampen Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and Integrity dated January 2, 2003, filed herewith.

          9. Opinion and Consent of Rhonda S. Malone, Esq. filed herewith.



          10.        Not applicable.


          11.        Not applicable.

          12.        Not applicable.


          13. Statement that financial information will be supplemented in April 2006.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Set forth below is information regarding the directors and principal officers of Integrity, the Depositor:

DIRECTORS:


NAME AND PRINCIPAL BUSINESS ADDRESS*          POSITION AND OFFICES WITH DEPOSITOR
------------------------------------          -----------------------------------
John F. Barrett                               Director, Chairman of the Board

Edward J. Babbitt                             Director, Secretary

Jill T. McGruder(1)                           Director, President & CEO

John R. Lindholm                              Director

Robert L. Walker                              Director

William J. Williams                           Director

Donald J. Wuebbling                           Director


OFFICERS:


NAME AND PRINCIPAL BUSINESS ADDRESS           POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------           -----------------------------------
John F. Barrett                               Director, Chairman of the Board

Jill T. McGruder                              Director, President and CEO

Bradley J. Hunkler                            Executive Vice President, Finance, Actuarial and Financial Operations

James G. Kaiser(2)                            Executive Vice President

Nicholas P. Sargen(3)                         Senior Vice President & Chief Investment Officer

Edward J. Haines                              Senior Vice President

Kevin L. Howard                               Senior Vice President, General Counsel

Barry P. Meyers                               Senior Vice President

Phillip E. King                               Vice President

Sundeep Dronawat                              Vice President

Paul M. Kruth                                 Vice President

Gerald Rusnak                                 Vice President

Denise L. Sparks                              Vice President

Richard K. Taulbee                            Vice President, Taxes

James J. Vance                                Vice President, Treasurer

M. Lisa Cooper                                Product Compliance Officer

David L. DiMartino                            Managing Actuary

Michael W. Collier                            Manager, New Business

Edward J. Babbitt                             Secretary

Thomas M. Barth                               Assistant Treasurer

Timothy D. Speed                              Assistant Treasurer



*The principal business address for the above is 400 Broadway, Cincinnati, Ohio
 45202, unless otherwise noted.

(1)  Principal Business Address: 221 East Fourth Street, Cincinnati, Ohio 45202
(2)  Principal Business Address: 333 Ludlow Street, Stamford, Connecticut 06902
(3)  Principal Business Address: 420 East Fourth Street, Cincinnati, Ohio 45202

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INTEGRITY OR REGISTRANT


Western and Southern Mutual Holding Company (WSMHC)
Western and Southern Financial Group, Inc. (WSFG); Ohio Corporation; 100% owned by WSMHC
     The Lafayette Life Insurance Company; Indiana Corporation; 100% owned by
     WSFG
     The Western and Southern Life Insurance Company (WSLIC); Ohio corporation; 100% owned by WSFG

            Western-Southern Life Assurance Company (WSLAC); Ohio corporation; 100% owned by WSLIC

                 Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC; ownership and operation of real estate.

                 Ft. Washington Brokerage Services, Inc.; Ohio corporation; 100% owned by WSLAC; registered investment advisor and broker dealer.

                 Touchstone Securities, Inc.; Nebraska corporation; 100% owned by WSLAC; securities broker-dealer.

                 IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

                      IFS Systems, Inc.; Delaware corporation; 100% owned by IFS; development, marketing and support of software systems.

                      IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by IFS, 1% owned by William F. Ledwin; general insurance agency.

                      Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS; registered investment adviser.

                      IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS; registered broker dealer

                      Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS; registered transfer agent.

            Integrity Life Insurance Company ("ILIC"); Ohio corporation; 100% owned by WSLIC.

                 National Integrity Life Insurance Company; New York corporation; 100% owned by ILIC.

            303 Broadway QCS, LLC; Ohio limited liability company; 100% owned by WSLIC.

            Race Street Development, Ltd.; Ohio limited liability company; 100% owned by WSLIC.

            WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

            ServerVault Corp.; Delaware corporation; 100% owned by WSLIC.

            Fort Washington Investment Advisors, Inc. ("FWIA"); Ohio corporation; 100% owned by WSLIC; registered investment adviser.

                 Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by FWIA; registered investment adviser.


                 Fort Washington Capital Partners, LLC; Delaware limited liability company; 100% owned by FWIA.

                 Tri-State Ventures, LLC; Delaware limited liability company; 100% owned by FWIA.



                 Buckeye Venture Partners, LLC; Ohio limited liability company; 60% owned by FWIA and 40% owned by unrelated third party.

            Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC; insurance.

                 Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

                 CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

                      Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

                      Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

                      Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

                      Capital Analysts Insurance Agency, Inc.; Massachusetts corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

            Eagle Realty Group, LLC; Ohio limited liability company; 100% owned by WSLIC.

                 Eagle Realty Investments, Inc.; Ohio corporation; 100% owned by Eagle Realty Group, LLC.


                     OTR Walnut Housing, Ltd.; Ohio limited liability company; 100% owned by Eagle Realty Investments Inc.


                           OTR Redevelopment Group, LLC; Ohio limited liability company; 100% owned by OTR Walnut Housing, Ltd.

            W&S Tax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

            AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

            Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

            Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

ITEM 27.  NUMBER OF CONTRACT OWNERS


          As of February 9, 2006 there were 7,321 contract owners of Separate Account II of Integrity.


ITEM 28.  INDEMNIFICATION

BY-LAWS OF INTEGRITY. Integrity's By-Laws provide, in Article V, as follows:

          Section 5.1 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS. To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:


          (a) The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.


          (b) The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

               (1) Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

               (2) Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

          (c) To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

          (d) Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article. Such determination shall be made as follows:

               (1) By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

               (2) If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

               (3)  By the Shareholders; or

               (4) By the court of common pleas or the court in which such action, suit or proceeding was brought.

          Any determination made by the disinterested Directors under Article
          (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

          (e) (1) Expenses, including attorney's fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

                    (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

                    (ii) Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

               (2) Expenses, including attorney's fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

          (f) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.


          (g) The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in whom the Corporation has a financial interest.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Touchstone Securities is the principal underwriter for Separate Account II. Touchstone Securities also serves as an underwriter for Separate Account I and Ten of Integrity, Separate Accounts I and II of National Integrity Life Insurance Company, contracts issued under Western-Southern Life Assurance Company's Separate Accounts 1 and 2;.; and for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust; each of which is affiliated with the Depositor. Integrity is the Depositor of Separate Accounts II, I and VUL.

(b) The names and business addresses of the officers and directors of, and their positions with, Touchstone Securities are as follows:

DIRECTORS:


NAME AND PRINCIPAL BUSINESS ADDRESS*       POSITION AND OFFICES WITH TOUCHSTONE SECURITIES
------------------------------------       -----------------------------------------------
James N. Clark                             Director

Jill T. McGruder(1)                        Director

Donald J. Wuebbling                        Director

OFFICERS:

James H. Grifo                             President

Richard K. Taulbee                         Vice President

Patricia Wilson                            Chief Compliance Officer

James J. Vance                             Vice President and Treasurer

Terrie A. Wiedenheft(1)                    Chief Financial Officer

Elaine M. Reuss                            Assistant Treasurer

Lisa C. Heffley                            Assistant Vice President

Patricia L. Tackett                        Assistant Vice President



* The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202


    (c)     Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 400 Broadway, Cincinnati, Ohio 45202


ITEM 31.  MANAGEMENT SERVICES

There are currently no management-related services provided to the Registrant.

ITEM 32.  UNDERTAKINGS

The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Integrity represents that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

                                   SIGNATURES

 As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 17th day of February, 2006.

                             SEPARATE ACCOUNT II OF
                        INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)

                      By: Integrity Life Insurance Company
                                   (Depositor)


                       By: /s/ Jill T. McGruder
                           ---------------------------
                                Jill T. McGruder
                                President & CEO


                        INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                       By: /s/ Jill T. McGruder
                           ---------------------------
                                Jill T. McGruder
                                President & CEO

                                   SIGNATURES

 As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 17th day of February, 2006.

                        INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                       By: /s/ Jill T. McGruder
                           ---------------------------
                                Jill T. McGruder
                                President & CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:


PRINCIPAL EXECUTIVE OFFICER:  /s/ Jill T. McGruder
                              ---------------------------
                              Jill T. McGruder, President & CEO
                              Date: February 17, 2006


PRINCIPAL FINANCIAL OFFICER:  /s/ Bradley J. Hunkler
                              ---------------------------
                              Bradley J. Hunkler, Executive Vice President, Finance and Actuarial
                              Date: February 17, 2006


PRINCIPAL ACCOUNTING OFFICER: /s/ Bradley J. Hunkler
                              ----------------------------
                              Bradley J. Hunkler, Executive Vice President, Financial Operations
                              Date: February 17, 2006


DIRECTORS: Update list

/s/ John F. Barrett                                  /s/ William J. Williams
---------------------                                -----------------------
John F. Barrett                                      William J. Williams
Date: February 17, 2006                              Date: February 17, 2006
      -----------------                                    -----------------

/s/ Jill T. McGruder                                 /s/ Donald J. Wuebbling
---------------------                                -----------------------
Jill T. McGruder                                     Donald J. Wuebbling
Date: February 17, 2006                              Date: February 17, 2006
      -----------------                                    -----------------

                                                     /s/ Edward J. Babbitt
---------------------                                -----------------------
John R. Lindholm                                     Edward J. Babbitt
Date: February 17, 2006                              Date: February 17, 2006
      -----------------                                    -----------------


---------------------
Robert L. Walker
Date: February 17, 2006
      -----------------